UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

Schedule of Investments
June 30, 2008 (Unaudited)

Large Cap Value Equity Fund

Description                                               Shares     Value (000)
------------------------------------------------------   ---------   -----------
COMMON STOCK [96.1%]
   AEROSPACE & DEFENSE [4.3%]
   Goodrich                                                 16,400   $       778
   Lockheed Martin                                          13,000         1,283
   Northrop Grumman                                         17,000         1,137
   Raytheon                                                 25,200         1,418
                                                         ---------   -----------
   TOTAL AEROSPACE & DEFENSE                                               4,616
                                                                     ===========

   AIR FREIGHT & LOGISTICS [0.7%]
   FedEx                                                     9,600           756
                                                         =========   ===========

   AUTO COMPONENTS [0.2%]
   Johnson Controls                                          7,900           227
                                                         =========   ===========

   BEVERAGES [3.0%]
   Coca-Cola                                                29,600         1,538
   Coca-Cola Enterprises                                    20,000           346
   Molson Coors Brewing, Cl B                               15,400           837
   Pepsi Bottling Group                                     15,000           419
                                                         ---------   -----------
   TOTAL BEVERAGES                                                         3,140
                                                                     ===========

   CAPITAL MARKETS [4.7%]
   Bank of New York Mellon                                  28,900         1,093
   Goldman Sachs Group                                      11,200         1,959
   Morgan Stanley                                           27,000           974
   State Street                                             15,000           960
                                                         ---------   -----------
   TOTAL CAPITAL MARKETS                                                   4,986
                                                                     ===========

   CHEMICALS [2.7%]
   Dow Chemical                                             36,000         1,257
   EI Du Pont de Nemours                                     9,000           386
   PPG Industries                                           14,000           803
   Rohm & Haas                                               8,600           399
                                                         ---------   -----------
   TOTAL CHEMICALS                                                         2,845
                                                                     ===========

   COMMERCIAL BANKS [4.6%]
   BB&T                                                     21,100           480
   PNC Financial Services Group                             14,300           817
   US Bancorp                                               48,000         1,339
   Wells Fargo                                              94,960         2,255
                                                         ---------   -----------
   TOTAL COMMERCIAL BANKS                                                  4,891
                                                                     ===========

   COMMUNICATIONS EQUIPMENT [0.6%]
   Corning                                                  27,200           627
   Nortel Networks *                                           754             6
                                                         ---------   -----------
   TOTAL COMMUNICATIONS EQUIPMENT                                            633
                                                                     ===========

   COMPUTERS & PERIPHERALS [2.2%]
   Hewlett-Packard                                          27,700         1,224
   IBM                                                       9,100         1,079
                                                         ---------   -----------
   TOTAL COMPUTERS & PERIPHERALS                                           2,303
                                                                     ===========

   CONSUMER FINANCE [0.2%]
   Capital One Financial                                     6,000           228
                                                         =========   ===========

   CONTAINERS & PACKAGING [0.5%]
   Ball                                                     11,400           544
                                                         =========   ===========

   DIVERSIFIED FINANCIAL SERVICES [4.5%]
   Bank of America                                          75,896         1,812
   CIT Group                                                17,000           116
   JPMorgan Chase                                           83,200         2,854
                                                         ---------   -----------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                    4,782
                                                                     ===========

   DIVERSIFIED TELECOMMUNICATION SERVICES [6.6%]
   AT&T                                                    119,417         4,023
   Verizon Communications                                   83,509         2,956
                                                         ---------   -----------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            6,979
                                                                     ===========

   ELECTRIC UTILITIES [5.1%]
   Edison International                                     30,200         1,552
   Entergy                                                  12,200         1,470
   FPL Group                                                17,300         1,134
   PPL                                                      24,100         1,260
                                                         ---------   -----------
   TOTAL ELECTRIC UTILITIES                                                5,416
                                                                     ===========
   FOOD & STAPLES RETAILING [4.6%]
   Kroger                                                   40,300         1,164
   Safeway                                                  31,600           902
   SUPERVALU                                                25,100           775
   Wal-Mart Stores                                          35,500         1,995
                                                         ---------   -----------
   TOTAL FOOD & STAPLES RETAILING                                          4,836
                                                                     ===========

   FOOD PRODUCTS [2.3%]
   Archer-Daniels-Midland                                   22,400           756
   ConAgra Foods                                            20,000           385
   General Mills                                            13,200           802
   Sara Lee                                                 42,500           521
                                                         ---------   -----------
   TOTAL FOOD PRODUCTS                                                     2,464
                                                                     ===========

   HEALTH CARE EQUIPMENT & SUPPLIES [1.2%]
   Baxter International                                     19,400         1,240
                                                         =========   ===========

   HEALTH CARE PROVIDERS & SERVICES [4.2%]
   Aetna                                                    27,600         1,119
   AmerisourceBergen, Cl A                                  15,800           632
   Cigna                                                    20,500           726
   McKesson                                                 23,600         1,319
   UnitedHealth Group                                       11,200           294
   WellPoint *                                               7,200           343
                                                         ---------   -----------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                  4,433
                                                                     ===========

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Large Cap Value Equity Fund

Description                                               Shares     Value (000)
------------------------------------------------------   ---------   -----------
   HOUSEHOLD DURABLES [0.5%]
   Whirlpool                                                 8,700   $       537
                                                         =========   ===========

   HOUSEHOLD PRODUCTS [1.8%]
   Procter & Gamble                                         31,500         1,916
                                                         =========   ===========

   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS [1.0%]
   Constellation Energy Group                               13,400         1,100
                                                         =========   ===========

   INDUSTRIAL CONGLOMERATES [1.9%]
   General Electric                                         33,500           894
   Tyco International                                       27,600         1,105
                                                         ---------   -----------
   TOTAL INDUSTRIAL CONGLOMERATES                                          1,999
                                                                     ===========

   INSURANCE [9.0%]
   ACE                                                      24,600         1,355
   Aflac                                                     9,600           603
   Allstate                                                  5,000           228
   American International Group                             24,400           646
   Assurant                                                  9,600           633
   Chubb                                                    27,100         1,328
   Hartford Financial Services Group                        12,300           794
   MetLife                                                  24,700         1,303
   Prudential Financial                                     15,300           914
   Travelers                                                27,000         1,172
   Unum Group                                               31,000           634
                                                         ---------   -----------
   TOTAL INSURANCE                                                         9,610
                                                                     ===========

   LIFE SCIENCES TOOLS & SERVICES [1.1%]
   PerkinElmer                                              42,900         1,195
                                                         =========   ===========

   MACHINERY [1.4%]
   Caterpillar                                              10,600           782
   Eaton                                                     8,400           714
                                                         ---------   -----------
   TOTAL MACHINERY                                                         1,496
                                                                     ===========
   MEDIA [3.6%]
   CBS, Cl B                                                38,750           755
   Comcast, Cl A                                            36,200           687
   Time Warner                                              83,800         1,240
   Walt Disney                                              35,900         1,120
                                                         ---------   -----------
   TOTAL MEDIA                                                             3,802
                                                                     ===========

   MULTILINE RETAIL [0.7%]
   Target                                                   15,500           721
                                                         =========   ===========
   MULTI-UTILITIES [3.9%]
   Dominion Resources                                       16,200           769
   PG&E                                                     19,600           778
   Public Service Enterprise Group                          32,000         1,470
   Sempra Energy                                            20,700         1,169
                                                         ---------   -----------
   TOTAL MULTI-UTILITIES                                                   4,186
                                                                     ===========

   OFFICE ELECTRONICS [0.2%]
   Xerox                                                    12,500           170
                                                         =========   ===========

   OIL, GAS & CONSUMABLE FUELS [5.4%]
   Chevron                                                  20,240         2,006
   ConocoPhillips                                           16,080         1,518
   Occidental Petroleum                                     24,400         2,193
                                                         ---------   -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       5,717
                                                                     ===========
   PAPER & FOREST PRODUCTS [1.0%]
   International Paper                                      24,500           571
   MeadWestvaco                                             20,400           486
                                                         ---------   -----------
   TOTAL PAPER & FOREST PRODUCTS                                           1,057
                                                                     ===========
   PHARMACEUTICALS [5.0%]
   Abbott Laboratories                                      14,200           752
   Bristol-Myers Squibb                                     66,000         1,355
   Merck                                                    22,000           829
   Pfizer                                                   95,500         1,669
   Wyeth                                                    15,500           743
                                                         ---------   -----------
   TOTAL PHARMACEUTICALS                                                   5,348
                                                                     ===========
   REAL ESTATE INVESTMENT TRUSTS [0.5%]
   Host Hotels & Resorts                                    41,000           560
                                                         =========   ===========
   ROAD & RAIL [3.2%]
   CSX                                                      31,400         1,972
   Norfolk Southern                                         12,600           790
   Union Pacific                                             8,600           649
                                                         ---------   -----------
   TOTAL ROAD & RAIL                                                       3,411
                                                                     ===========
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.1%]
   Applied Materials                                        26,500           506
   Texas Instruments                                        24,000           676
                                                         ---------   -----------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                          1,182
                                                                     ===========
   SOFTWARE [1.0%]
   Microsoft                                                37,500         1,032
                                                         =========   ===========
   SPECIALTY RETAIL [0.8%]
   Best Buy                                                 12,200           483
   Sherwin-Williams                                          8,200           377
                                                         ---------   -----------
   TOTAL SPECIALTY RETAIL                                                    860
                                                                     ===========
   TEXTILES, APPAREL & LUXURY GOODS [0.8%]
   Jones Apparel Group                                      20,300           279
   Nike, Cl B                                                9,100           543
                                                         ---------   -----------
   TOTAL TEXTILES, APPAREL & LUXURY GOODS                                    822
                                                                     ===========
      TOTAL COMMON STOCK
      (Cost $100,128)                                                    102,040
                                                                     -----------

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Large Cap Value Equity Fund

Description                                                Shares    Value (000)
------------------------------------------------------   ---------   -----------
CASH EQUIVALENTS [3.9%]
   Fidelity Institutional Domestic Money
     Market Portfolio, Cl I, 2.580% **                   1,990,955   $     1,991
   Goldman Sachs Financial Square Funds -
     Government Fund, 2.310% **                          2,129,966         2,130
                                                         =========   ===========
     TOTAL CASH EQUIVALENTS
     (Cost $4,121)                                                         4,121
                                                                     ===========

     TOTAL INVESTMENTS [100.0%]
     (Cost $104,249) +                                               $   106,161
                                                                     ===========

Percentages are based on Net Assets of $106,209 ($ Thousands).

+ At June 30, 2008, the tax basis cost of the Fund's investments was $104,249 ($ Thousands), and the unrealized appreciation and depreciation were $13,164 ($ Thousands) and $(11,252) ($ Thousands), respectively.

*     Non-income producing security.

**    The rate shown represents the 7-day effective yield as of June 30, 2008.

Cl -- Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Large Cap Growth Equity Fund

Description                                               Shares     Value (000)
------------------------------------------------------   ---------   -----------
COMMON STOCK [98.2%]
   AEROSPACE & DEFENSE [2.4%]
   Boeing                                                    6,000   $       394
   L-3 Communications Holdings, Cl 3                         3,000           273
   Lockheed Martin                                           2,000           197
   Precision Castparts                                       3,600           347
                                                         ---------   -----------
   TOTAL AEROSPACE & DEFENSE                                               1,211
                                                                     ===========

   BEVERAGES [2.6%]
   Coca-Cola                                                 7,600           395
   PepsiCo                                                  14,500           922
                                                         ---------   -----------
   TOTAL BEVERAGES                                                         1,317
                                                                     ===========

   BIOTECHNOLOGY [5.5%]
   Biogen Idec *                                             7,000           392
   Celgene *                                                 4,400           281
   Genentech *                                               5,800           440
   Genzyme - General Division *                              6,500           468
   Gilead Sciences *                                        22,100         1,170
                                                         ---------   -----------
   TOTAL BIOTECHNOLOGY                                                     2,751
                                                                     ===========

   CAPITAL MARKETS [2.8%]
   Franklin Resources                                        4,500           412
   Goldman Sachs Group                                       3,400           595
   T Rowe Price Group                                        7,000           395
                                                         ---------   -----------
   TOTAL CAPITAL MARKETS                                                   1,402
                                                                     ===========

   CHEMICALS [1.1%]
   Hercules                                                 11,400           193
   Monsanto                                                  2,700           341
                                                         ---------   -----------
   TOTAL CHEMICALS                                                           534
                                                                     ===========

   COMMERCIAL SERVICES & SUPPLIES [1.0%]
   Robert Half International                                12,400           297
   RR Donnelley & Sons                                       6,300           187
                                                         ---------   -----------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                      484
                                                                     ===========

   COMMUNICATIONS EQUIPMENT [2.3%]
   Qualcomm                                                 25,500         1,131
                                                         =========   ===========

   COMPUTERS & PERIPHERALS [4.7%]
   Apple *                                                   5,875           984
   Hewlett-Packard                                           3,823           169
   IBM                                                      10,200         1,209
                                                         ---------   -----------
   TOTAL COMPUTERS & PERIPHERALS                                           2,362
                                                                     ===========

   DIVERSIFIED FINANCIAL SERVICES [0.9%]
   CME Group, Cl A                                           1,200           460
                                                         =========   ===========
   ELECTRIC UTILITIES [1.3%]
   Edison International                                     12,300           632
                                                         =========   ===========

   ENERGY EQUIPMENT & SERVICES [10.5%]
   Baker Hughes                                              4,500           393
   ENSCO International                                      10,300           832
   National Oilwell Varco *                                  6,100           541
   Noble                                                    15,100           981
   Schlumberger                                             13,800         1,483
   Smith International                                       6,200           515
   Transocean                                                3,428           522
                                                         ---------   -----------
   TOTAL ENERGY EQUIPMENT & SERVICES                                       5,267
                                                                     ===========

   FOOD & STAPLES RETAILING [4.0%]
   Sysco                                                    16,100           443
   Wal-Mart Stores                                          27,575         1,550
                                                         ---------   -----------
   TOTAL FOOD & STAPLES RETAILING                                          1,993
                                                                     ===========
   FOOD PRODUCTS [2.7%]
   Campbell Soup                                             9,700           325
   General Mills                                             4,300           261
   Kellogg                                                  16,200           778
                                                         ---------   -----------
   TOTAL FOOD PRODUCTS                                                     1,364
                                                                     ===========
   HEALTH CARE EQUIPMENT & SUPPLIES [2.8%]
   Bard (C.R.)                                               3,200           281
   Stryker                                                  12,800           805
   Zimmer Holdings *                                         4,900           334
                                                         ---------   -----------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  1,420
                                                                     ===========
   HEALTH CARE PROVIDERS & SERVICES [1.9%]
   Cardinal Health                                           4,600           237
   McKesson                                                  4,300           240
   UnitedHealth Group                                       18,700           491
                                                         ---------   -----------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                    968
                                                                     ===========
   HEALTH CARE TECHNOLOGY [0.4%]
   Cerner *                                                  4,900           221
                                                         =========   ===========

   HOUSEHOLD PRODUCTS [3.5%]
   Colgate-Palmolive                                        10,400           719
   Procter & Gamble                                         17,202         1,046
                                                         ---------   -----------
   TOTAL HOUSEHOLD PRODUCTS                                                1,765
                                                                     ===========
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS [1.7%]
   AES *                                                    21,000           403
   Constellation Energy Group                                5,600           460
                                                         ---------   -----------
   TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                        863
                                                                     ===========
   INSURANCE [1.4%]
   Aflac                                                     6,600           414
   American International Group                             11,700           310
                                                         ---------   -----------
   TOTAL INSURANCE                                                           724
                                                                     ===========

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Large Cap Growth Equity Fund

Description                                               Shares     Value (000)
-----------------------------------------------------    ---------   -----------
   INTERNET & CATALOG RETAIL [0.7%]
   Amazon.Com *                                              4,400   $       323
                                                         =========   ===========

   INTERNET SOFTWARE & SERVICES [4.2%]
   eBay *                                                   21,175           578
   Google, Cl A *                                            2,300         1,211
   Yahoo! *                                                 15,000           310
                                                         ---------   -----------
   TOTAL INTERNET SOFTWARE & SERVICES                                      2,099
                                                                     ===========
   MACHINERY [2.7%]
   Caterpillar                                              10,700           790
   Danaher                                                   4,100           317
   Manitowoc                                                 7,900           257
                                                         ---------   -----------
   TOTAL MACHINERY                                                         1,364
                                                                     ===========
   MEDIA [1.3%]
   Comcast, Cl A                                            18,150           344
   DIRECTV Group *                                          12,700           329
                                                         ---------   -----------
   TOTAL MEDIA                                                               673
                                                                     ===========
   METALS & MINING [2.2%]
   Freeport-McMoRan Copper & Gold                            6,800           797
   Nucor                                                     4,200           313
                                                         ---------   -----------
   TOTAL METALS & MINING                                                   1,110
                                                                     ===========
   MULTILINE RETAIL [0.4%]
   Target                                                    4,000           186
                                                         =========   ===========
   OIL, GAS & CONSUMABLE FUELS [13.9%]
   Anadarko Petroleum                                        3,200           240
   Apache                                                    3,300           459
   Chevron                                                  18,000         1,784
   Exxon Mobil                                              32,000         2,820
   Occidental Petroleum                                      8,200           737
   XTO Energy                                               13,400           918
                                                         ---------   -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       6,958
                                                                     ===========
   PERSONAL PRODUCTS [0.7%]
   Avon Products                                             9,300           335
                                                         =========   ===========
   PHARMACEUTICALS [5.3%]
   Johnson & Johnson                                        22,364         1,439
   Pfizer                                                   26,400           461
   Wyeth                                                    16,050           770
                                                         ---------   -----------
   TOTAL PHARMACEUTICALS                                                   2,670
                                                                     ===========
   REAL ESTATE INVESTMENT TRUSTS [0.3%]
   Simon Property Group                                      1,500           135
                                                         =========   ===========

   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.2%]
   CB Richard Ellis Group, Cl A *                            5,100            98
                                                         =========   ===========
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [2.1%]
   Intel                                                    11,700           251
   MEMC Electronic Materials *                               6,500           400
   Texas Instruments                                        14,400           406
                                                         ---------   -----------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                          1,057
                                                                     ===========

   SOFTWARE [8.1%]
   Adobe Systems *                                           6,900           272
   Autodesk *                                               10,600           358
   Citrix Systems *                                          8,275           243
   Microsoft                                                57,180         1,573
   Oracle *                                                 43,265           909
   Symantec *                                               37,700           730
                                                         ---------   -----------
   TOTAL SOFTWARE                                                          4,085
                                                                     ===========

   SPECIALTY RETAIL [2.1%]
   Autozone *                                                2,500           303
   Best Buy                                                  9,200           364
   GameStop, Cl A *                                          4,500           182
   Lowe's                                                   10,600           220
                                                         ---------   -----------
   TOTAL SPECIALTY RETAIL                                                  1,069
                                                                     ===========

   TEXTILES, APPAREL & LUXURY GOODS [0.5%]
   Coach *                                                   8,800           254
                                                         ---------   -----------
     TOTAL COMMON STOCK
     (Cost $42,881)                                                       49,285
                                                                     ===========
CASH EQUIVALENTS [1.9%]
   Fidelity Institutional Domestic Money
     Market Portfolio, Cl I, 2.580% **                     708,512           709
   Goldman Sachs Financial Square Funds -
     Government Fund, 2.310% **                            229,908           230
                                                         =========   ===========
     TOTAL CASH EQUIVALENTS
     (Cost $938)                                                             939
                                                                     ===========

     TOTAL INVESTMENTS [100.1%]
     (Cost $43,819) +                                                $    50,224
                                                                     ===========

Percentages are based on Net Assets of $50,188 ($ Thousands).

+ At June 30,2008, the tax basis cost of the Fund's investments was $43,819 ($ Thousands), and the unrealized appreciation and depreciation were $9,463 ($ Thousands) and $(3,058) ($ Thousands), respectively.

*     Non-income producing security.

**    The rate shown represents the 7-day effective yield as of June 30, 2008.

Cl -- Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

RCB Small Cap Value Fund

Description                                                               Shares   Value (000)
------------------------------------------------------   -----------------------   -----------
COMMON STOCK [98.7%]
   AUTO COMPONENTS [2.3%]
   GenTek *                                                          $    25,847   $       695
                                                                     ===========   ===========

   CHEMICALS [4.3%]
   Spartech                                                              137,200         1,294
                                                                     -----------   -----------

   COMMERCIAL SERVICES & SUPPLIES [2.0%]
   PHH *                                                                  38,800           595
                                                                     ===========   ===========

   DIVERSIFIED CONSUMER SERVICES [1.8%]
   Coinstar *                                                             16,000           523
                                                                     ===========   ===========

   ENERGY EQUIPMENT & SERVICES [2.1%]
   Global Industries *                                                    34,600           620
                                                                     ===========   ===========
   FOOD PRODUCTS [3.3%]
   Ralcorp Holdings *                                                     20,000           989
                                                                     ===========   ===========
   HOTELS, RESTAURANTS & LEISURE [8.3%]
   DineEquity                                                             28,800         1,076
   Triarc, Cl B                                                          225,100         1,425
                                                                     -----------   -----------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                                   2,501
                                                                                   ===========

   HOUSEHOLD PRODUCTS [6.0%]
   Central Garden & Pet, Cl A *                                          330,400         1,355
   Scotts Miracle-Gro, Cl A                                               25,700           451
                                                                     ===========   ===========
   TOTAL HOUSEHOLD PRODUCTS                                                              1,806
                                                                                   ===========
   INSURANCE [18.4%]
   Alleghany *                                                             4,794         1,592
   Conseco *                                                             144,000         1,428
   First American                                                         21,600           570
   White Mountains Insurance Group                                         4,500         1,931
                                                                     -----------   -----------
   TOTAL INSURANCE                                                                       5,521
                                                                                   ===========
   INTERNET SOFTWARE & SERVICES [3.2%]
   United Online                                                          95,500           958
                                                                     ===========   ===========
   LIFE SCIENCES TOOLS & SERVICES [2.5%]
   PerkinElmer                                                            26,600           741
                                                                     ===========   ===========
   MACHINERY [4.5%]
   Actuant, Cl A                                                          19,900           624
   IDEX                                                                   20,000           737
                                                                     -----------   -----------
   TOTAL MACHINERY                                                                       1,361
                                                                                   ===========
   MEDIA [14.1%]
   Cox Radio, Cl A *                                                      66,500           785
   Fisher Communications *                                                40,647         1,400
   Liberty Media - Capital *                                              48,500           698


Description                                              Shares/Face Amount(000)   Value (000)
------------------------------------------------------   -----------------------   -----------

   LodgeNet Interactive *                                                275,000   $     1,350
                                                                     -----------   -----------
   TOTAL MEDIA                                                                           4,233
                                                                                   ===========
   METALS & MINING [2.5%]
   Novamerican Steel *                                                   253,300           740
                                                                     ===========   ===========
   MULTILINE RETAIL [1.7%]
   99 Cents Only Stores *                                                 75,000           495
                                                                     ===========   ===========
   OIL, GAS & CONSUMABLE FUELS [6.8%]
   Edge Petroleum *                                                      235,600         1,270
   Rosetta Resources *                                                    27,400           781
                                                                     -----------   -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                                     2,051
                                                                                   ===========
   REAL ESTATE INVESTMENT TRUSTS [6.1%]
   Annaly Capital Management                                              40,800           633
   Capital Trust, Cl A                                                    27,400           526
   Chimera Investment                                                     75,000           676
                                                                     -----------   -----------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                                   1,835
                                                                                   ===========
   SOFTWARE [6.3%]
   Fair Isaac                                                             55,000         1,142
   PLATO Learning *                                                      279,700           741
                                                                     -----------   -----------
   TOTAL SOFTWARE                                                                        1,883
                                                                                   ===========
   WIRELESS TELECOMMUNICATION SERVICES [2.5%]
   iPCS *                                                                 25,300           750
                                                                     ===========   ===========
     TOTAL COMMON STOCK
     (Cost $34,593)                                                                     29,591
                                                                                   ===========

REPURCHASE AGREEMENT (A) [3.4%]
   Morgan Stanley 1.750%, dated 06/30/08, to be
     repurchased on 07/01/08, repurchase price
     $1,010,954 (collateralized by a U.S.
     Treasury obligation, with par value
     $828,131 1.875%, 07/15/13; with total
     market value $1,031,144)                                        $     1,011         1,011
                                                                     ===========   ===========
     TOTAL REPURCHASE AGREEMENT
     (Cost $1,011)                                                                       1,011
                                                                                   ===========

WARRANTS [0.2%]
   Novamerican Steel, Expires 03/07/11 *                                  72,000            53
                                                                     ===========   ===========
     TOTAL WARRANTS
     (Cost $103)                                                                            53
                                                                                   ===========

     TOTAL INVESTMENTS [102.3%]
     (Cost $35,707) +                                                              $    30,655
                                                                                   ===========

Percentages are based on Net Assets of $29,979 ($ Thousands).

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

RCB Small Cap Value Fund

+ At June 30, 2008, the tax basis cost of the Fund's investments was $35,707 ($ Thousands), and the unrealized appreciation and depreciation were $3,908 ($ Thousands) and $(8,960) ($ Thousands), respectively.

*     Non-income producing security.

(A)   Tri-Party Repurchase Agreement.

Cl -- Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Opportunistic Value Fund++

Description                                               Shares     Value (000)
------------------------------------------------------   ---------   -----------
COMMON STOCK [75.5%]
   AUTOMOBILES [2.0%]
   Honda Motor, ADR                                         28,000   $       953
                                                         =========   ===========

   CHEMICALS [1.2%]
   Rohm & Haas                                              12,000           557
                                                         =========   ===========
   COMMERCIAL BANKS [1.5%]
   International Bancshares                                 35,000           748
                                                         =========   ===========
   COMMUNICATIONS EQUIPMENT [2.2%]
   Nokia, ADR                                               43,000         1,053
                                                         =========   ===========
   COMPUTERS & PERIPHERALS [3.0%]
   Dell *                                                   65,000         1,422
                                                         =========   ===========
   CONSUMER FINANCE [0.2%]
   Capital One Financial                                     2,500            95
                                                         =========   ===========
   CONTAINERS & PACKAGING [2.3%]
   Packaging Corp of America                                35,000           753
   Sealed Air                                               18,000           342
                                                         ---------   -----------
   TOTAL CONTAINERS & PACKAGING                                            1,095
                                                                     ===========

   DIVERSIFIED FINANCIAL SERVICES [2.1%]
   Nasdaq OMX Group *                                       37,500           996
                                                         =========   ===========
   DIVERSIFIED TELECOMMUNICATION SERVICES [1.3%]
   Windstream                                               50,000           617
                                                         =========   ===========
   ELECTRIC UTILITIES [2.6%]
   Portland General Electric                                56,600         1,275
                                                         =========   ===========
   ELECTRONIC EQUIPMENT [2.2%]
   Tyco Electronics                                         30,000         1,075
                                                         =========   ===========
   ENERGY EQUIPMENT & SERVICES [2.6%]
   Unit *                                                   15,000         1,245
                                                         =========   ===========
   FOOD & STAPLES RETAILING [4.9%]
   Rite Aid *                                              253,000           402
   Safeway                                                  40,000         1,142
   Walgreen                                                 25,000           813
                                                         ---------   -----------
   TOTAL FOOD & STAPLES RETAILING                                          2,357
                                                                     ===========
   FOOD PRODUCTS [2.0%]
   Del Monte Foods                                         135,600           963
                                                         =========   ===========
   GAS UTILITIES [1.0%]
   Atmos Energy                                             18,000           496
                                                         =========   ===========
   HEALTH CARE EQUIPMENT & SUPPLIES [2.0%]
   Covidien                                                 20,000           958
                                                         =========   ===========
   HEALTH CARE PROVIDERS & SERVICES [6.5%]
   Cardinal Health                                          32,000         1,651
   Quest Diagnostics                                        30,000         1,454
                                                         ---------   -----------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                  3,105
                                                                     ===========
   INDUSTRIAL CONGLOMERATES [4.2%]
   3M                                                       14,600         1,016
   Tyco International                                       25,000         1,001
                                                         ---------   -----------
   TOTAL INDUSTRIAL CONGLOMERATES                                          2,017
                                                                     ===========
   INSURANCE [5.3%]
   Chubb                                                    10,000           490
   Fidelity National Financial,Cl A                         44,000           554
   HCC Insurance Holdings                                   46,000           973
   Unum Group                                               25,000           511
                                                         ---------   -----------
   TOTAL INSURANCE                                                         2,528
                                                                     ===========
   IT SERVICES [2.1%]
   Western Union                                            40,000           989
                                                         =========   ===========
   LEISURE EQUIPMENT & PRODUCTS [1.0%]
   Mattel                                                   28,000           479
                                                         =========   ===========
   MEDIA [4.7%]
   DISH Network, Cl A *                                     35,000         1,025
   Time Warner                                              84,700         1,253
                                                         ---------   -----------
   TOTAL MEDIA                                                             2,278
                                                                     ===========
   OFFICE ELECTRONICS [0.8%]
   Xerox                                                    29,500           400
                                                         =========   ===========
   OIL, GAS & CONSUMABLE FUELS [9.5%]
   Chesapeake Energy                                        25,000         1,649
   ConocoPhillips                                           11,000         1,038
   Spectra Energy                                           40,000         1,149
   Valero Energy                                            17,500           721
                                                         ---------   -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       4,557
                                                                     ===========
   PHARMACEUTICALS [5.3%]
   Abbott Laboratories                                       9,000           477
   Johnson & Johnson                                        20,000         1,287
   Schering-Plough                                          40,000           787
                                                         ---------   -----------
   TOTAL PHARMACEUTICALS                                                   2,551
                                                                     ===========
   REAL ESTATE MANAGEMENT & DEVELOPMENT [2.0%]
   Brookfield Asset Management, Cl A                        30,000           976
                                                         =========   ===========


                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Opportunistic Value Fund ++

 Description                                              Shares     Value (000)
-----------------------------------------------------   ----------   -----------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.0%]
   Applied Materials                                        25,000   $       477
                                                        ==========   ===========

      TOTAL COMMON STOCK
      (Cost $39,032)                                                      36,262
                                                                     ===========

CASH EQUIVALENT [88.0%]
   First American Prime Obligations Fund,
      Cl Y, 2.260% **                                   42,280,771        42,281
                                                        ==========   ===========
      TOTAL CASH EQUIVALENT
      (Cost $42,281)                                                      42,281
                                                                     ===========

      TOTAL INVESTMENTS [163.5%]
      (Cost $81,313) +                                               $    78,543
                                                                     ===========


Percentages are based on Net Assets of $48,053 ($ Thousands).

+ At June 30, 2008, the tax basis cost of the Fund's investments was $81,313 ($ Thousands), and the unrealized appreciation and depreciation were $31 ($ Thousands) and $(2,801) ($ Thousands), respectively.

++    Fund commenced operations on June 25, 2008.

*     Non-income producing security.

**    The rate shown represents the 7-day effective yield as of June 30, 2008.

ADR -- American Depositary Receipt

Cl -- Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Multi-Asset Fund

Description                                              Shares/Face Amount(000)   Value (000)
------------------------------------------------------   -----------------------   -----------

EXCHANGE TRADED FUNDS [49.0%]
   Consumer Staples Select Sector SPDR Fund                                   16   $       416
   iPath Dow Jones-AIG Commodity Index
      Total Return Fund                                                       18         1,314
   iShares Lehman TIPS Bond Fund                                              26         2,763
   iShares MSCI EAFE Index Fund                                               20         1,389
   Market Vectors Gold Miners Fund                                            39         1,883
   Powershares DB Agricultural Fund                                           53         2,153
   SPDR S&P 500 Fund, Ser 1                                                   25         3,207
   SPDR S&P Biotech Fund                                                      10           547
   Utilities Select Sector SPDR Fund                                          11           428
                                                                 ===============   ===========

      TOTAL EXCHANGE TRADED FUNDS
      (Cost $14,538)                                                                    14,100
                                                                                   ===========

AFFILIATED REGISTERED INVESTMENT COMPANIES [14.1%]
   CNI Corporate Bond Fund, Institutional
      Class                                                                  221         2,243
   CNI Government Bond Fund,
      Institutional Class                                                    175         1,820
                                                                 ===============   ===========
      TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES
      (Cost $4,084)                                                                      4,063
                                                                                   ===========
REGISTERED INVESTMENT  COMPANIES [6.6%]
   PIMCO Commodity Real Return
      Strategy Fund                                                           13           275
   T. Rowe Price International Bond Fund                                     160         1,639
                                                                 ===============   ===========

      TOTAL REGISTERED INVESTMENT COMPANIES
      (Cost $1,935)                                                                      1,914
                                                                                   ===========
U.S. TREASURY OBLIGATION [7.5%]
   U.S. Treasury Inflation Protection Security
      0.875%, 04/15/10                                           $         2,119         2,155
                                                                 ===============   ===========
      TOTAL U.S. TREASURY OBLIGATION
      (Cost $2,143)                                                                      2,155
                                                                                   ===========

U.S. GOVERNMENT AGENCY OBLIGATION [0.6%]
   FHLB
      5.000%, 07/16/08                                                       170           170
                                                                 ===============   ===========
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
      (Cost $ 170)                                                                         170


Description                                              Face Amount(000)/Shares   Value (000)
------------------------------------------------------   -----------------------   -----------

COMMERCIAL PAPER (A) [11.4%]
   BANKS [6.9%]
   Australia & New Zealand Banking Group (A)
      2.503%, 07/07/08                                           $           500   $       500
   Calyon North America
      2.523%, 07/02/08                                                       500           500
   Landesbank Baden-Wuerttemberg
      2.890%, 09/19/08                                                       500           500
   Rabobank USA Financial
      2.473%, 07/18/08                                                       475           475
                                                                 ---------------   -----------
   TOTAL BANKS                                                                           1,975
                                                                                   ===========
   INVESTMENT BANKER/BROKER DEALER [4.5%]
   JPMorgan Chase
      2.498%, 09/17/08                                                       300           298
   Lehman Brothers Holdings (B)
      2.813%, 07/01/08                                                       500           500
   Merrill Lynch
      3.011%, 09/16/08                                                       500           497
                                                                 ---------------   -----------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                                 1,295
                                                                                   ===========

      TOTAL COMMERCIAL PAPER
      (Cost $3,269)                                                                      3,270
                                                                                   ===========

CASH EQUIVALENT [10.8%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 2.310% *                                        3,095,309         3,095
                                                                 ===============   ===========
      TOTAL CASH EQUIVALENT
      (Cost $3,095)                                                                      3,095
                                                                                   ===========

      TOTAL INVESTMENTS [100.0%]
      (Cost $29,234) +                                                             $    28,767
                                                                                   ===========


Percentages are based on Net Assets of $28,761 ($ Thousands).

+ At June 30, 2008, the tax basis cost of the Fund's investments was $29,234 ($ Thousands), and the unrealized appreciation and depreciation were $398 ($ Thousands) and $(865) ($ Thousands), respectively.

*     The rate shown represents the 7-day effective yield as of June 30, 2008.

(A)   The rate reported is the effective yield as of June, 30, 2008.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2008, the value of these securities amounted to $500(000), representing 1.7% of the net assets of the Fund.

EAFE -- Europe, Australia & Far East

FHLB -- Federal Home Loan Bank

MSCI -- Morgan Stanley Capital International

Ser -- Series

SPDR -- Standard & Poor's Depositary Receipts

TIPS -- Treasury Inflation-Protected Securities

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Corporate Bond Fund

Description                                       Face Amount (000)   Value (000)
----------------------------------------------    -----------------   -----------
CORPORATE BONDS [71.0%]
   AIR TRANSPORTATION [0.0%]
   Federal Express, Ser A2
    7.890%, 09/23/08                                    $        31   $        31
                                                        ===========   ===========

   AUTOMOTIVE [0.8%]
   DaimlerChrysler
    5.875%, 03/15/11                                            570           577
                                                        ===========   ===========

   BANKS [8.1%]
   Bank of America
    5.300%, 03/15/17                                          1,000           918
   Barclays Bank (A)
    6.050%, 12/04/17                                          1,000           980
   Deutsche Bank
    7.500%, 04/25/09                                            500           510
   Deutsche Bank Trust
    7.250%, 10/15/11                                            500           532
   Wachovia Bank
    4.800%, 11/01/14                                          1,270         1,150
   Wells Fargo
    4.625%, 08/09/10                                          1,000         1,010
   Wells Fargo, MTN
    4.000%, 08/15/08                                            765           765
                                                        -----------   -----------
   TOTAL BANKS                                                              5,865
                                                                      ===========

   BEAUTY PRODUCTS [1.1%]
   Avon Products
    7.150%, 11/15/09                                            800           830
                                                        ===========   ===========

   COMMUNICATION & MEDIA [4.0%]
   AOL Time Warner
    6.750%, 04/15/11                                            415           424
   Comcast Cable Communications Holdings
    8.375%, 03/15/13                                            440           484
   News America Holdings
    9.250%, 02/01/13                                            450           516
   Walt Disney, MTN
    5.700%, 07/15/11                                          1,395         1,457
                                                        -----------   -----------
   TOTAL COMMUNICATION & MEDIA                                              2,881
                                                                      ===========

   COMPUTER SYSTEM DESIGN & SERVICES [2.7%]
   Cisco Systems
    5.500%, 02/22/16                                          1,000         1,009
   IBM, MTN
    4.375%, 06/01/09                                            900           911
                                                        -----------   -----------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                  1,920
                                                                      ===========

   DRUGS [1.4%]
   Abbott Laboratories
    5.375%, 05/15/09                                          1,000         1,018
                                                        ===========   ===========

   ELECTRICAL SERVICES [2.4%]
   American Electric Power
    5.250%, 06/01/15                                            490           472
   Iowa Electric Light & Power
    6.000%, 10/01/08                                            200           201
   WPS Resources
    7.000%, 11/01/09                                          1,000         1,029
                                                        -----------   -----------
   TOTAL ELECTRICAL SERVICES                                                1,702
                                                                      ===========
   FINANCE AUTO LOANS [4.0%]
   American Honda Finance, MTN (A)
    5.125%, 12/15/10                                          1,000         1,030
   Toyota Motor Credit
    4.350%, 12/15/10                                          1,800         1,839
                                                        -----------   -----------
   TOTAL FINANCE AUTO LOANS                                                 2,869
                                                                      ===========

   FINANCIAL SERVICES [13.1%]
   American General Finance, MTN
    5.750%, 09/15/16                                            500           424
   American General Finance, Ser I, MTN
    4.625%, 05/15/09                                          1,000           992
   AXA Financial
    7.750%, 08/01/10                                          1,000         1,054
   Boeing Capital
    6.500%, 02/15/12                                            930           987
   CIT Group
    5.400%, 03/07/13                                          1,000           760
   General Electric Capital, Ser A, MTN
    6.875%, 11/15/10                                            250           263
    6.000%, 06/15/12                                          1,540         1,591
   HSBC Finance
    5.250%, 04/15/15                                          1,250         1,208
   John Deere Capital, MTN
    4.625%, 04/15/09                                            750           753
   MBNA
    4.625%, 09/15/08                                            430           431
   National Rural Utilities, Ser C, MTN
    7.250%, 03/01/12                                          1,000         1,065
                                                        -----------   -----------
   TOTAL FINANCIAL SERVICES                                                 9,528
                                                                      ===========

   FOOD, BEVERAGE & TOBACCO [5.9%]
   Anheuser-Busch
    7.500%, 03/15/12                                          1,190         1,270
   Bottling Group
    5.500%, 04/01/16                                          1,000         1,004
    4.625%, 11/15/12                                          1,435         1,451
   General Mills
    6.000%, 02/15/12                                            560           576
                                                        -----------   -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           4,301
                                                                      ===========

   FOREIGN GOVERNMENTS [0.7%]
   United Mexican States, MTN
    5.875%, 01/15/14                                            450           468
                                                        ===========   ===========
   INSURANCE [3.7%]
   Aflac
    6.500%, 04/15/09                                          1,150         1,173

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Corporate Bond Fund

Description                                       Face Amount (000)   Value (000)
-----------------------------------------------   -----------------   -----------
   Berkshire Hathaway Finance
    4.125%, 01/15/10                                    $     1,475   $     1,490
                                                        -----------   -----------
   TOTAL INSURANCE                                                          2,663
                                                                      ===========

   INVESTMENT BANKER/BROKER DEALER [12.0%]
   Citigroup
    5.850%, 08/02/16                                          1,000           970
    5.500%, 02/15/17                                            250           228
   Credit Suisse
    5.500%, 08/15/13                                          1,250         1,248
   Goldman Sachs Group
    5.625%, 01/15/17                                          1,260         1,167
   Jefferies Group
    5.500%, 03/15/16                                            665           597
   JPMorgan Chase
    7.125%, 06/15/09                                            675           690
    6.750%, 02/01/11                                            500           519
   JPMorgan Chase, MTN (B)
    5.810%, 06/28/09                                          1,000         1,037
   Merrill Lynch, Ser C, MTN
    4.250%, 02/08/10                                          1,275         1,248
   Morgan Stanley
    6.750%, 04/15/11                                             30            31
    3.875%, 01/15/09                                          1,000           996
                                                        -----------   -----------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                    8,731
                                                                      ===========

   PETROLEUM & FUEL PRODUCTS [2.1%]
   ConocoPhillips
    6.375%, 03/30/09                                            305           311
   ConocoPhillips Canada Funding I
    5.625%, 10/15/16                                            600           611
   Duke Capital
    5.500%, 03/01/14                                            625           607
                                                        -----------   -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                          1,529
                                                                      ===========
   RETAIL [4.0%]
   Home Depot
    5.250%, 12/16/13                                          1,000           959
   Kohl's
    6.300%, 03/01/11                                          1,000         1,013
   Kroger
    5.500%, 02/01/13                                            450           451
   Target
    5.875%, 07/15/16                                            500           508
                                                        -----------   -----------
   TOTAL RETAIL                                                             2,931
                                                                      ===========

   TELEPHONES & TELECOMMUNICATIONS [4.0%]
   BellSouth
    4.200%, 09/15/09                                          1,000         1,002
   Deutsche Telekom International Finance
    5.250%, 07/22/13                                            475           466
   New Cingular Wireless Services
    8.125%, 05/01/12                                            400           438
   Verizon Communications
    5.550%, 02/15/16                                          1,000           974
   Verizon Global Funding
    7.250%, 12/01/10                                             25            27
                                                        -----------   -----------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                    2,907
                                                                      ===========

   WASTE DISPOSAL [1.0%]
   Waste Management
    6.875%, 05/15/09                                            735           749
                                                        ===========   ===========
    TOTAL CORPORATE BONDS
    (Cost $51,864)                                                         51,500
                                                                      ===========

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS [7.1%]
   FFCB REMIC, Ser IA4, Cl1
    5.770%, 02/21/14                                            903           923
   FHLMC REMIC, Ser 2982, Cl NB
    5.500%, 02/15/29                                            450           460
   FHLMC REMIC, Ser R004, Cl A1
    5.125%, 12/15/13                                            791           799
   FHLMC REMIC, Ser R015, Cl AN
    3.750%, 02/15/13                                            913           901
   FNMA REMIC, Ser 2002-56, Cl MC
    5.500%, 09/25/17                                            913           934
   FNMA REMIC, Ser 2006-B1, Cl AB
    6.000%, 06/25/16                                            227           232
   FNMA REMIC, Ser 2007-B1, Cl BE
    5.450%, 12/25/20                                            882           892
                                                        ===========   ===========
    TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS                                                             5,141
    (Cost $5,086)
                                                                      ===========
MUNICIPAL BONDS [2.7%]
   CALIFORNIA [1.3%]
   California State, City of Industry, Sales
    Tax Project, RB, MBIA
    5.000%, 01/01/12                                            955           954
                                                        ===========   ===========

   WISCONSIN [1.4%]
   De Pere, Unified School District, GO,
    FGIC
    Pre-Refunded @ 100 (C)
    4.500%, 10/01/11                                            995         1,039
                                                        ===========   ===========

   TOTAL MUNICIPAL BONDS
   (Cost $2,015)                                                            1,993
                                                                      ===========
U.S. GOVERNMENT AGENCY OBLIGATIONS [2.5%]
   FHLMC
    5.500%, 09/15/11                                            460           484
    5.125%, 04/18/11                                          1,250         1,302
                                                        ===========   ===========

    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $1,787)                                                           1,786

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Corporate Bond Fund

Description                                       Face Amount (000)/Shares  Value (000)
-----------------------------------------------   ------------------------  -----------
U.S. TREASURY OBLIGATION [0.8%]
   U.S. Treasury Inflation Protection Security
    2.000%, 01/15/14                                           $       581  $       617
                                                               ===========  ===========
    TOTAL U.S. TREASURY OBLIGATION
    (Cost $597)                                                                     617
                                                                            ===========
MORTGAGE-BACKED SECURITY [0.1%]
   Residential Asset Mortgage Products,
    Ser 2003-RS5, Cl AI4
    3.700%, 09/25/31                                                    53           52
                                                               ===========  ===========
    TOTAL MORTGAGE-BACKED SECURITY
    (Cost $53)                                                                       52
                                                                            ===========
COMMERCIAL PAPER [12.5%]
   BANKS [7.2%]
   Australia & New Zealand Banking
    Group (A)
    2.503%, 07/07/08                                                 1,300        1,299
   Calyon North America
    2.523%, 07/02/08                                                 1,300        1,300
   Landesbank Baden-Wuerttemberg
    2.890%, 09/19/08                                                 1,300        1,300
   UBS Finance
    2.535%, 07/16/08                                                 1,300        1,299
                                                               -----------  -----------
   TOTAL BANKS                                                                    5,198
                                                                            ===========

   FINANCIAL SERVICES [1.7%]
   Rabobank USA Financial
    2.473%, 07/18/08                                                 1,250        1,249
                                                               ===========  ============
   INVESTMENT BANKER/BROKER DEALER [3.6%]
   BNP Paribas Finance
    2.504%, 07/07/08                                                 1,300        1,299
   Lehman Brothers Holdings (A)
    2.813%, 07/01/08                                                 1,300        1,300
                                                               -----------  -----------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                          2,599
                                                                            ===========

    TOTAL COMMERCIAL PAPER
    (Cost $9,046)                                                                 9,046
                                                                            ===========

CASH EQUIVALENT [0.7%]
   Goldman Sachs Financial Square Funds -
    Government Fund, 2.340% *                                      546,938          547
                                                               ===========  ===========

    TOTAL CASH EQUIVALENT
    (Cost $547)                                                                     547


Description                                              Face Amount (000)   Value (000)
-----------------------------------------------   ------------------------  -----------

REPURCHASE AGREEMENT [1.7%]
   Barclays 2.300%, dated 06/30/08, to be
    repurchased on 07/01/08, repurchase price
    $1,250,080(collateralized by a FNMA
    obligation, par value $1,286,000, 3.850%,
    04/17/13; with total market value $1,275,952)              $     1,250  $     1,250
                                                               ===========  ===========

    TOTAL REPURCHASE AGREEMENT
    (Cost $1,250)                                                                 1,250
                                                                            ===========
    TOTAL INVESTMENTS  [99.1%]
    (Cost $72,245) +                                                        $    71,932
                                                                            ===========

Percentages are based on Net Assets of $72,551 ($ Thousands).

+ At June 30, 2008, the tax basis cost of the Fund's investments was $72,245 ($ Thousands), and the unrealized appreciation and depreciation were $626 ($ Thousands) and $(939) ($ Thousands), respectively.

*     The rate shown represents the 7-day effective yield as of June 30, 2008.

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2008, the value of these securities amounted to $4,609(000), representing 6.4% of the net assets of the Fund.

(B) Floating Rate Security - The rate reported is the rate in effect on June, 30, 2008.

(C)   Pre-Refunded Security - The maturity date shown is the pre-refunded date.

Cl    -- Class

FFCB  -- Federal Farm Credit Bank

FGIC  -- Financial Guaranty Insurance Company

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA  -- Federal National Mortgage Association

GO    -- General Obligation

MBIA  -- Municipal Bond Investment Association

MTN   -- Medium Term Note

RB    -- Revenue Bond

REMIC -- Real Estate Mortgage Investment Conduit

Ser   -- Series

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                CNI CHARTER FUNDS

Schedule of Investments
JUNE 30, 2008 (UNAUDITED)

Government Bond Fund

Description                                                Face Amount (000)  Value (000)
-----------------------------------------------     ------------------------  -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [62.7%]
  FFCB REMIC, Ser IA2, Cl1
    5.220%, 10/21/13                                           $       1,248  $     1,264
  FFCB REMIC, Ser IA3, Cl1
    5.370%, 09/25/13                                                   3,509        3,563
  FFCB REMIC, Ser IA4, Cl1
    5.770%, 02/21/14                                                   1,576        1,611
  FFCB REMIC, Ser IA8, Cl1
    4.650%, 01/21/14                                                   3,370        3,372
  FHLMC REMIC, Ser R002, Cl AH
    4.750%, 07/15/15                                                   1,806        1,807
  FHLMC REMIC, Ser R003, Cl AG
    5.125%, 10/15/15                                                   1,943        1,962
  FHLMC REMIC, Ser R005, Cl AB
    5.500%, 12/15/18                                                   2,233        2,262
  FHLMC REMIC, Ser R007, Cl AC
    5.875%, 05/15/16                                                   1,772        1,812
  FHLMC REMIC, Ser R009, Cl AK
    5.750%, 12/15/18                                                   2,056        2,100
  FHLMC REMIC, Ser R010, Cl AB
    5.500%, 12/15/19                                                   4,896        4,943
  FHLMC REMIC, Ser R011, Cl AB
    5.500%, 12/15/20                                                   1,694        1,708
  FHLMC REMIC, Ser R012, Cl AB
    5.500%, 12/15/20                                                   1,698        1,713
  FHLMC REMIC, Ser R013, Cl AB
    6.000%, 12/15/21                                                   2,342        2,392
  FHLMC REMIC, Ser R014, Cl AL
    5.500%, 10/15/14                                                   1,153        1,172
  FHLMC REMIC, Ser R015, Cl AN
    3.750%, 02/15/13                                                   1,370        1,351
  FHLMC REMIC, Ser R016, Cl AM
    5.125%, 06/15/18                                                   1,440        1,446
  FNMA ARM
    4.548%, 03/01/34                                                     715          717
  FNMA REMIC, Ser 119, Cl DG
    5.500%, 01/25/36                                                   1,028        1,029
  FNMA REMIC, Ser R009, Cl AJ
    5.750%, 12/15/18                                                   2,435        2,477
  GNMA ARM
    5.000%, 08/20/35                                                      75           75
    4.500%, 04/20/35                                                     748          749
  GNMA REMIC, Ser 31, Cl PB
    5.500%, 02/16/32                                                   3,631        3,689
                                                               =============  ===========
    TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS                                                                    43,214
    (Cost $42,819)
                                                                              ===========
U.S. GOVERNMENT AGENCY OBLIGATIONS [25.3%]
  FHLB
    5.250%, 10/14/11                                                   2,500        2,515
    5.000%, 12/11/15                                                   2,500        2,572
  FNMA
    7.125%, 06/15/10                                                   2,000        2,148
    6.625%, 09/15/09                                                   4,000        4,173
    6.250%, 02/01/11                                                   4,750        4,981
    5.500%, 03/15/11                                                   1,000        1,051
                                                               =============  ===========
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $17,255)                                                                 17,440



Description                                         Face Amount (000)/Shares  Value (000)
-----------------------------------------------     ------------------------  -----------
U.S. TREASURY OBLIGATIONS [7.5%]
  U.S.Treasury Note
    6.000%, 08/15/09                                           $       4,950  $     5,142
    4.250%, 08/15/13                                                      45           47
                                                               =============  ===========
    TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $5,249)                                                                   5,189
                                                                              ===========
CASH EQUIVALENT [6.4%]
  Goldman Sachs Financial Square Funds -
    Government Fund, 2.340% *                                      4,371,373        4,371
                                                               =============  ===========
    TOTAL CASH EQUIVALENT
    (Cost $4,371)                                                                   4,371
                                                                              ===========
    TOTAL INVESTMENTS [101.9%]
    (Cost $69,694) +                                                          $    70,214
                                                                              ===========



Percentages are based on Net Assets of $68,910 ($ Thousands)

+ At June 30, 2008, the tax basis cost of the Fund's investments was $69,694 ($ Thousands), and the unrealized appreciation and depreciation were $725 ($ Thousands) and $(205) ($ Thousands), respectively.

*     The rate shown represents the 7-day effective yield as of June 30, 2008.

ARM -- Adjustable Rate Mortgage

Cl -- Class

FFCB -- Federal Farm Credit Bank

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

REMIC -- Real Estate Mortgage Investment Conduit

Ser -- Series

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

California Tax Exempt Bond Fund

Description                                    Face Amount(000)   Value (000)
--------------------------------------------   ----------------   -----------
MUNICIPAL BONDS [97.1%]
  CALIFORNIA [82.4%]
  ABAG, Finance Authority for Non-Profit
    Corporations, Ser D, COP
    Callable 08/01/08 @ 100 (A) (D)
    2.160%, 10/01/27                                $       100   $       100
  Azusa, Redevelopment Agency,
    Mortgage-Backed Securities
    Program, Ser A, RB, ETM (B)
    6.875%, 10/01/12                                        200           228
  Bay Area, Infrastructure Financing
    Authority, State Payment
    Acceleration Project, RB, XLCA
    Callable 08/01/11 @ 100
    5.000%, 08/01/14                                        500           514
  Bay Area, Infrastructure Financing
    Authority, State Payment
    Acceleration Project, RB, FGIC
    Callable 08/01/14 @ 100
    5.000%, 08/01/17                                        350           362
  Big Bear Lake, Water Authority, RB,
    MBIA
    6.000%, 04/01/11                                        200           210
  Burbank, Public Financing Authority,
    Golden State Redevelopment
    Project, Ser A, TA, AMBAC
    Callable 12/01/13 @ 100
    5.250%, 12/01/18                                        100           105
  Burbank, Public Financing Authority,
    Golden State Redevelopment
    Project, Ser A, TA, AMBAC
    Pre-Refunded @ 100 (C)
    5.250%, 12/01/13                                         75            82
  California State, Department of Water
    Resources, Water Systems Project
    J-2, RB
    7.000%, 12/01/12                                        500           572
  California State, Economic Recovery
    Authority, Ser A, GO
    5.250%, 01/01/11                                        500           526
  California State, Educational Facilities
    Authority, Pooled College &
    University Projects, Ser A, RB
    4.300%, 04/01/09                                        100           102
  California State, Educational Facilities
    Authority, Stanford University
    Project, Ser T-4, RB
    5.000%, 03/15/14                                        350           378
  California State, GO
    Callable 02/01/12 @ 100
    5.000%, 02/01/18                                        175           180
  California State, GO
    Pre-Refunded @ 100 (C)
    5.250%, 09/01/10                                        165           174
  California State, GO
    Pre-Refunded @ 100 (C)
    5.250%, 09/01/10                                         10            11
  California State, GO
    Pre-Refunded @ 100 (C)
    5.250%, 09/01/10                                         25            26
  California State, GO
    Pre-Refunded @ 100 (C)
    5.250%, 10/01/10                                         20            21
  California State, GO
    Pre-Refunded @ 100 (C)
    5.250%, 10/01/10                                         50            53
  California State, GO
    Pre-Refunded @ 100 (C)
    5.000%, 02/01/12                                        400           425
  California State, GO
    Pre-Refunded @ 100 (C)
    5.250%, 04/01/12                                        200           215
  California State, GO
    5.000%, 04/01/10                                        215           223
  California State, Health Facilities
    Financing Authority, Cedars-Sinai
    Medical Center Projects, Ser A, RB
    Pre-Refunded @ 101 (C)
    6.250%, 12/01/09                                        490           520
  California State, Health Facilities
    Financing Authority, Valley Care
    Project, Ser A, RB
    Pre-Refunded @ 100 (C)
    5.375%, 05/01/12                                        500           538
  California State, Infrastructure &
    Economic Authority, Bay Area Toll
    Bridges Project, Ser A, RB, FSA
    Pre-Refunded @ 100 (C)
    5.250%, 07/01/13                                        125           136
  California State, Infrastructure &
    Economic Authority, Energy
    Efficiency Master Trust Project,
    Ser A, RB
    5.000%, 03/01/11                                        315           329
  California State, Public Works Board
    Lease, Department of Corrections
    Project, Ser B, RB, MBIA
    Callable 09/01/08 @ 101
    5.000%, 09/01/21                                        100           101
  California State, Public Works Board
    Lease, Department of
    Corrections-Administration Project,
    Ser A, RB, AMBAC
    Callable 03/01/12 @ 100
    5.250%, 03/01/18                                        155           161
  California State, Public Works Board
    Lease, Department of
    Corrections-State Prisons Project,
    Ser A, RB, AMBAC
    5.250%, 12/01/13                                        600           629
  California State, Public Works Board
    Lease, Department of General
    Services - Butterfield Street Project,
    Ser A, RB
    5.000%, 06/01/10                                        500           518
  California State, Public Works Board
    Lease, Department of Mental Health
    Project, Ser A, RB
    5.250%, 06/01/13                                        200           213
  California State, Public Works Board
    Lease, Various University Projects,
    Ser A, RB, MBIA
    5.500%, 06/01/14                                        250           268

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

California Tax Exempt Bond Fund

Description                                 Face Amount(000)   Value (000)
-----------------------------------------   ----------------   -----------
California State, University of
  California, Ser K, RB, MBIA
  Pre-Refunded @ 101 (C)
  5.000%, 09/01/08                                $      150    $       52
California Statewide, Communities
  Development Authority, Irvine-UCI
  East Apartments Project, RB
  Pre-Refunded @ 100 (C)
  5.625%, 05/15/15                                       360           406
Carlsbad, Public Financing Authority,
  Municipal Golf Course Project,
  Ser A, RB, AMBAC
  4.500%, 09/01/16                                       350           363
Castaic Lake, Water Agency, Water
  Systems Improvement Project,
  Ser A, COP, MBIA
  7.000%, 08/01/13                                       300           346
Chaffey, Unified High School District,
  Ser B, GO, FGIC
  Pre-Refunded @ 101 (C)
  5.500%, 08/01/10                                       400           427
Coachella Valley, Water District
  Authority, Flood Control Project,
  COP, AMBAC
  Callable 08/04/08 @ 102
  5.000%, 10/01/11                                       250           254
Colton, Joint Unified School District,
  Election 2001 Project, Ser B, GO,
  FSA
  Callable 08/01/14 @ 100
  5.250%, 08/01/19                                       250           265
Compton, Community College District,
  Ser 2004-A, GO, MBIA
  Callable 07/01/14 @ 100
  5.250%, 07/01/21                                       605           615
Contra Costa County, Public Financing
  Authority, Medical Center Project,
  Ser B, RB, MBIA
  5.000%, 06/01/11                                       250           261
Corona, Public Financing Authority,
  City Hall Project, Ser B, RB, MBIA
  Callable 09/01/12 @ 100
  5.250%, 09/01/16                                       350           367
Culver City, Redevelopment Finance
  Authority, TA, AMBAC
  5.500%, 11/01/14                                        75            77
East Bay, Regional Park District, GO
  5.000%, 09/01/13                                       250           270
Eastern California, Municipal Water
  District, Ser A, COP, MBIA
  5.000%, 07/01/14                                       500           533
Escondido, Union School District,
  Refunding & Financing Project,
  COP, MBIA
  4.750%, 07/01/19                                       735           768
Fresno, Unified School District, Election
  2001 Project, Ser D, GO, MBIA
  Callable 08/01/13 @ 102
  5.000%, 08/01/17                                       200           210
Fruitvale, School District, GO, FSA
  Callable 08/01/09 @ 102
  5.000%, 08/01/19                                       200           206
Golden State, Tobacco Settlement,
  Ser 2003-A1, RB
  Pre-Refunded @ 100 (C)
  6.750%, 06/01/13                                       370           419
Golden State, Tobacco Settlement,
  Ser A, RB
  Callable 06/01/09 @ 100
  5.000%, 06/01/19                                       250           252
Golden State, Tobacco Settlement,
  Ser A, RB, AMBAC
  Callable 06/01/10 @ 100
  5.000%, 06/01/20                                       500           503
Golden State, Tobacco Settlement,
  Ser A-3, RB
  Pre-Refunded @ 100 (C)
  7.875%, 06/01/13                                       675           798
Golden State, Tobacco Settlement,
  Ser B, RB, FGIC
  Pre-Refunded @ 100 (C)
  5.500%, 06/01/13                                       100           108
Golden State, Tobacco Settlement,
  Ser B, RB
  Pre-Refunded @ 100 (C)
  5.600%, 06/01/10                                       170           178
Hawthorne, School District, COP, FSA
  Pre-Refunded @ 101 (C)
  6.000%, 11/01/10                                       485           516
Indio, Public Financing Authority,
  Public Capital Improvement Project,
  Ser B, RB, AMBAC (D)
  3.800%, 11/01/37                                       500           504
Irvine Ranch, Water District Authority,
  Improvement District #182 Project,
  Ser A, GO
  Callable 08/01/08 @ 100 (A) (D)
  2.140%, 06/01/13                                       500           500
Irvine, Improvement Board, Act 1915
  Project, District #05-21, Ser A, RB
  Callable 08/01/08 @ 100 (A) (D)
  2.300%, 09/02/31                                       200           200
Kern, High School District, GO, ETM
  7.100%, 08/01/12                                       290           333
Los Angeles County, Capital Asset
  Leasing, Ser A, RB
  3.250%, 06/01/10                                       310           312
Los Angeles, Municipal Improvement
  Authority, Central Library Project,
  RB, MBIA
  Callable 06/01/12 @ 100
  5.500%, 06/01/18                                       500           522
Los Angeles, Ser A, GO, MBIA
  4.000%, 09/01/09                                       250           256
Los Angeles, Unified School District,
  Ser A-1, GO, MBIA
  Callable 07/01/14 @ 100
  5.000%, 07/01/17                                       125           132
Los Angeles, Wastewater Systems
  Authority, Sub-Ser B, RB, MBIA
  5.000%, 06/01/10                                       500           519
Metropolitan Water District, Southern
  California Waterworks Authority,
  RB
  5.750%, 07/01/09                                       500           520

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

California Tax Exempt Bond Fund

Description                                   Face Amount (000)   Value (000)
-------------------------------------------   -----------------   -----------
  Metropolitan Water District, Southern
    California Waterworks Authority,
    Ser A, RB, MBIA
    5.250%, 07/01/11                               $        200   $       212
  Metropolitan Water District, Southern
    California Waterworks Authority,
    Ser A, RB
    5.750%, 07/01/21                                        280           317
  Metropolitan Water District, Southern
    California Waterworks Authority,
    Ser B-3, RB
    Callable 08/01/08 @ 100 (D)
    2.160%, 07/01/35                                        200           200
  North Orange County, Community
    College District, Ser A, GO, MBIA
    Pre-Refunded @ 101 (C)
    5.375%, 08/01/12                                        525           572
  Northern California, Transmission
    Resource Authority, Ore
    Transmission Project, Ser A, RB,
    MBIA
    7.000%, 05/01/13                                        250           280
  Oakland, Redevelopment Agency,
    Central District Redevelopment
    Project, TA, AMBAC
    5.500%, 02/01/14                                        475           502
  Oakland, Ser A, GO, MBIA
    Callable 01/15/13 @ 100
    5.000%, 01/15/21                                        500           509
  Oakley, Civic Center Project, COP
    4.000%, 05/01/12                                        230           231
  Oxnard, School District, Election 2006
    Project, Ser A, GO, CIFG
    6.750%, 08/01/11                                        300           330
  Palm Springs, Financing Authority,
    Public Capital Improvement Lease
    Project, RB, AMBAC
    Callable 04/01/17 @ 100
    5.000%, 04/01/20                                        470           483
  Pinole, Redevelopment Agency, Pinole
    Vista Redevelopment Project, TA,
    FSA
    Callable 08/01/09 @ 101
    5.250%, 08/01/14                                        100           103
  Redwoods, Community College District,
    2004 Election Project, Ser A, GO,
    MBIA
    Callable 08/01/14 @ 100
    5.000%, 08/01/23                                        420           427
  Riverside, Water Authority, RB
    Callable 10/01/08 @ 101
    5.375%, 10/01/12                                         90            91
  Riverside, Water Authority, RB
    Pre-Refunded @ 101 (C)
    5.375%, 10/01/08                                         10            10
  Roseville, Joint Unified High School
    District, Election 2004 Project,
    Ser A, GO, FGIC
    Callable 08/01/14 @ 100
    5.000%, 08/01/20                                        500           513
  Sacramento, City Unified School
    District, Ser A, GO, FSA
    4.250%, 07/01/09                                         75            77
  San Diego, Unified School District,
    Election 1998 Project, Ser E, GO,
    FSA
    Callable 07/01/13 @ 101
    5.250%, 07/01/16                                        100           108
  San Francisco (City & County),
    Airports Commission Authority,
    Second Ser--27B, RB, FGIC
    Callable 05/01/11 @ 100
    5.250%, 05/01/12                                        250           260
  San Francisco (City & County), GO
    Callable 06/15/10 @ 102
    5.000%, 06/15/11                                        235           247
  San Francisco (City & County),
    Ser 2008-R1, GO
    5.000%, 06/15/14                                        500           540
  San Jose, Unified School District, Ser A,
    GO, FSA
    Callable 08/01/11 @ 101
    5.375%, 08/01/19                                        150           158
  San Ysidro, School District, Election
    1997 Project, Ser C, GO, MBIA
    6.000%, 08/01/11                                        205           221
  Sanger, Unified School District, GO,
    MBIA
    5.350%, 08/01/15                                        250           260
  Santa Margarita, Dana Point Authority,
    Ser A, RB, AMBAC
    Callable 08/01/14 @ 100
    5.000%, 08/01/15                                        165           176
  Santa Monica, Community College
    District, 2004 Election Project,
    Ser A, GO, MBIA
    Pre-Refunded @ 100 (C)
    5.000%, 05/01/15                                        400           436
  Santa Monica, Public Financing
    Authority, Public Safety
    Facilities
    Project, RB
    Callable 07/01/09 @ 101
    5.250%, 07/01/14                                        100           103
  Solano County, COP, MBIA
    Pre-Refunded @ 100 (C)
    5.250%, 11/01/12                                        100           108
  Southern Kern, Unified School District,
    Ser A, GO, FGIC
    Callable 11/01/13 @ 100
    4.500%, 11/01/18                                        220           227
  Tamalpais, Unified High School District,
    GO, MBIA
    Callable 08/01/11 @ 101
    4.875%, 08/01/17                                        100           103
                                                   ------------   -----------
  TOTAL CALIFORNIA                                                     27,816
                                                                  ===========
  ILLINOIS [0.6%]
  Illinois State, Civic Center Authority,
    RB, FSA
    Callable 12/15/10 @ 100
    5.500%, 12/15/14                                        200           211
                                                   ============   ===========

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

California Tax Exempt Bond Fund

Description                                              Face Amount (000)   Value (000)
-----------------------------------------------   ------------------------   -----------
  MISSOURI [0.6%]
  St Louis, Parking Facilities Authority,
    Downtown Parking Facilities
    Project, Sub-Ser A, RB
    Pre-Refunded @ 100 (C)
    6.000%, 02/01/12                                           $       200   $       218
                                                               ===========   ===========
  NEW JERSEY [1.1%]
  New Jersey State, Turnpike Authority,
    Ser C, RB, MBIA, ETM
    6.500%, 01/01/16                                                   315           357
                                                               ===========   ===========
  NEW MEXICO [1.2%]
  Santa Fe, Educational Facilities
    Authority, College of Santa Fe
    Project, RB
    Pre-Refunded @ 100 (C)
    5.750%, 10/01/14                                                   350           392
                                                               ===========   ===========
  NEW YORK [1.6%]
  New York State, Local Assistance
    Correction Authority, Ser E, RB
    6.000%, 04/01/14                                                   500           548
                                                               ===========   ===========
  SOUTH CAROLINA [2.5%]
  Columbia, Tourism Development Fee
    Pledge Project, COP, AMBAC
    Callable 06/01/13 @ 100
    5.250%, 06/01/16                                                   350           370
  South Carolina, Jobs & Economic
    Development Authority, Palmetto
    Health Project, Ser C, RB
    Pre-Refunded @ 100 (C)
    6.875%, 08/01/13                                                   400           459
                                                               -----------   -----------
  TOTAL SOUTH CAROLINA                                                               829
                                                                             ===========
  TEXAS [1.8%]
  Carroll, Independent School District, GO
    6.375%, 02/15/21                                                   430           511
  San Angelo, Waterworks & Sewer
    System Authority, Refunding &
    Improvements Projects, RB, FSA
    Callable 04/01/11 @ 100
    5.250%, 04/01/19                                                   100           104
                                                               -----------   -----------
  TOTAL TEXAS                                                                        615
                                                                             ===========
  UTAH [0.4%]
    Central Utah, Water Conservancy
    District, Ser D, GO
    Pre-Refunded @ 100 (C)
    4.600%, 04/01/09                                                   140           143
                                                               ===========   ===========
  WASHINGTON [1.8%]
  Clark County, GO, MBIA
    Pre-Refunded @ 100 (C)
    5.125%, 12/01/11                                                   250           266


Description                                       Face Amount (000)/Shares   Value (000)
-----------------------------------------------   ------------------------   -----------
  King County, NJB Properties Project,
    Ser A, RB
    5.000%, 12/01/14                                           $       325   $       345
                                                               -----------   -----------
  TOTAL WASHINGTON                                                                   611
                                                                             ===========
  WEST VIRGINIA [1.6%]
  West Virginia State, Economic
    Development Authority,
    Correctional Juvenile Project, Ser A,
    RB, MBIA
    Callable 06/01/12 @ 101
    5.500%, 06/01/17                                                   500           530
                                                               ===========   ===========
  PUERTO RICO [1.5%]
  Puerto Rico, Electric Power Authority,
    Ser CC, RB, MBIA
    Callable 08/04/08 @ 101
    5.250%, 07/01/09                                                   100           101
  Puerto Rico, Highway & Transportation
    Authority, RB, FSA
    5.500%, 07/01/09                                                   250           258
  Puerto Rico, Municipal Finance Agency,
    Ser A, RB, FSA
    Callable 08/04/08 @ 101
    5.250%, 07/01/10                                                   130           131
                                                               -----------   -----------
  TOTAL PUERTO RICO                                                                  490
                                                                             ===========
    TOTAL MUNICIPAL BONDS
    (Cost $32,896)                                                                32,760
                                                                             ===========
CASH EQUIVALENT [2.5%]
  Federated California Municipal Money
    Market Fund, C1I,1.490%*                                       840,067           840
                                                               ===========   ===========

    TOTAL CASH EQUIVALENT
    (Cost $840)                                                                      840
                                                                             ===========
    TOTAL INVESTMENTS [99.6%]
    (Cost $33,736) +                                                         $    33,600
                                                                             ===========

Percentages are based on Net Assets of $33,748 ($ Thousands).

+ At June 30, 2008, the tax basis cost of the Fund's investments was $33,736 ($ Thousands), and the unrealized appreciation and depreciation were $172 ($ Thousands) and $(308) ($ Thousands), respectively.

*     The rate shown represents the 7-day effective yield as of June 30, 2008.

(A) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(B)   Securities are collateralized under an agreement from FNMA.

(C)   Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(D) Floating Rate Security - The rate reported is the rate in effect on June 30, 2008.

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

California Tax Exempt Bond Fund

ABAG -- Association of Bay Area Governments

AMBAC -- American Municipal Bond Assurance Company

CIFG -- CDC IXIS Financial Guarantee

Cl -- Class

COP -- Certificate of Participation

ETM -- Escrow to Maturity

FGIC -- Financial Guaranty Insurance Company

FNMA -- Federal National Mortgage Association

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Investment Association

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

High Yield Bond Fund

Description                                  Face Amount (000   Value (000)
-----------------------------------------   -----------------   -----------
CORPORATE BONDS [96.9%]
  AEROSPACE & DEFENSE [2.0%]
  BE Aerospace
    8.500%, 07/01/18                              $       100   $       101
  DRS Technologies
    6.625%, 02/01/16                                      100           101
  Esterline Technologies
    7.750%, 06/15/13                                      100           100
  L-3 Communications
    5.875%, 01/15/15                                      200           185
  Sequa (A)
    11.750%, 12/01/15                                     100            89
  TransDigm (B)
    7.750%, 07/15/14                                      100            99
                                                  -----------   -----------
  TOTAL AEROSPACE & DEFENSE                                             675
                                                                ===========
  AIRLINES [0.4%]
  DAE Aviation Holdings (A)
    11.250%, 08/01/15                                     150           149
                                                  ===========   ===========
  APPAREL/TEXTILES [0.8%]
  Hanesbrands (C)
    6.508%, 12/15/14                                      100            93
  Levi Strauss
    9.750%, 01/15/15                                      100           101
  Phillips-Van Heusen
    7.250%, 02/15/11                                       75            75
                                                  -----------   -----------
  TOTAL APPAREL/TEXTILES                                                269
                                                                ===========
  AUTO RENT & LEASE [1.1%]
  Avis Budget Car Rental
    7.750%, 05/15/16                                      100            77
  Hertz
    10.500%, 01/01/16                                     150           136
  RSC Equipment Rental
    9.500%, 12/01/14                                      100            84
  United Rentals North America
    6.500%, 02/15/12                                      100            90
                                                  -----------   -----------
  TOTAL AUTO RENT & LEASE                                               387
                                                                ===========
  AUTOMOTIVE [1.5%]
  General Motors
    7.700%, 04/15/16                                      200           122
    7.125%, 07/15/13                                      350           222
  UCI Holdco (C)
    10.300%, 12/15/13                                     179           152
                                                  -----------   -----------
  TOTAL AUTOMOTIVE                                                      496
                                                                ===========
  AUTOPARTS [1.1%]
  Accuride
    8.500%, 02/01/15                                      150           110
  Asbury Automotive Group
    7.625%, 03/15/17                                      100            81
  Pep Boys
    7.500%, 12/15/14                                      100            85
  TRW Automotive (A)
    7.250%, 03/15/17                                      100            84
                                                  -----------   -----------
  TOTAL AUTOPARTS                                                       360
                                                                ===========
  BEAUTY PRODUCTS [0.3%]
  Chattem
    7.000%, 03/01/14                                      100            97
                                                  ===========   ===========
  BROADCASTING & CABLE [6.9%]
  Allbritton Communications
    7.750%, 12/15/12                                      150           146
  Atlantic Broadband Finance
    9.375%, 01/15/14                                      100            90
  Barrington Broadcasting Group
    10.500%, 08/15/14                                     100            86
  Bonten Media Acquisition (A)
    9.000%, 06/01/15                                      150           109
  Cablevision Systems, Ser B
    8.000%, 04/15/12                                      250           236
  Charter Communications Holdings II
    10.250%, 09/15/10                                     300           290
  CSC Holdings
    7.625%, 07/15/18                                      100            92
  DirecTV Holdings (A)
    7.625%, 05/15/16                                      50             49
  Echostar DBS
    6.625%, 10/01/14                                      200           185
  Fisher Communications
    8.625%, 09/15/14                                      150           157
  Kabel Deutschland
    10.625%, 07/01/14                                     200           205
  Local TV Finance (A)
    9.250%, 06/15/15                                      100            78
  Mediacom Capital
    7.875%, 02/15/11                                      150           138
  Newport Television (A)
    13.000%, 03/15/17                                     100            88
  Nexstar Finance Holdings (D)
    11.375%, 04/01/13                                     128           123
  Olympus Communications
    10.625%, 07/15/04                                     100            --
  Quebecor Media
    7.750%, 03/15/16                                       75            70
  Videotron Ltee
    6.875%, 01/15/14                                      100            97
  Virgin Media Finance
    9.125%, 08/15/16                                      150           141
                                                  -----------   -----------
  TOTAL BROADCASTING & CABLE                                          2,380
                                                                ===========
  BUILDING & CONSTRUCTION [1.8%]
  DR Horton
    5.625%, 01/15/16                                      125            97
  Esco (A)
    8.625%, 12/15/13                                       50            51
  Interline Brands
    8.125%, 06/15/14                                       50            48
  International Utility Structures (E)
    10.750%, 02/01/08                                     100             1
  KB Home
    8.625%, 12/15/08                                       50            50

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

High Yield Bond Fund

Description                                  Face Amount (000   Value (000)
-----------------------------------------   -----------------   -----------
  Nortek
    8.500%, 09/01/14                              $       200   $       128
  Panolam Industries International
    10.750%, 10/01/13                                     250           198
  Ply Gem Industries (A)
    11.750%, 06/15/13                                      50            46
                                                  -----------   -----------
  TOTAL BUILDING & CONSTRUCTION                                         619
                                                                ===========
  BUSINESS SERVICES [0.9%]
  Corrections
    7.500%, 05/01/11                                      100           100
  FTI Consulting
    7.625%, 06/15/13                                       50            51
  Geo Group
    8.250%, 07/15/13                                      150           153
                                                  -----------   -----------
  TOTAL BUSINESS SERVICES                                               304
                                                                ===========
  CHEMICALS [3.7%]
  Airgas (A)
    7.125%, 10/01/18                                      100           101
  Basell (A)
    8.375%, 08/15/15                                      250           159
  Georgia Gulf
    9.500%, 10/15/14                                      150           112
  Huntsman International
    7.875%, 11/15/14                                      115           105
  Innophos
    8.875%, 08/15/14                                      100           100
  Momentive Performance Materials
    9.750%, 12/01/14                                      100            86
  Mosaic (A)
    7.375%, 12/01/14                                       75            78
  Nalco
    8.875%, 11/15/13                                      150           154
  Nova Chemicals
    6.500%, 01/15/12                                      150           134
  Polymer Holdings (B)(D)(F)
    12.000%, 07/15/14                                     250           131
  Terra Capital, Ser B
    7.000%, 02/01/17                                      100            98
                                                  -----------   -----------
  TOTAL CHEMICALS                                                     1,258
                                                                ===========
  CIRCUIT BOARDS [0.1%]
  Viasystems
    10.500%, 01/15/11                                      50            49
                                                  ===========   ===========
  COMMERCIAL SERVICES [2.2%]
  ARAMARK
    8.500%, 02/01/15 (B)                                  100            98
    6.373%, 02/01/15 (C)                                  100            94
  Iron Mountain
    8.750%, 07/15/18 (B)                                  150           154
    8.625%, 04/01/13                                      100           100
  Mobile Mini
    6.875%, 05/01/15                                       75            65
  Mobile Services Group
    9.750%, 08/01/14                                      150           144
  Tube City IMS
    9.750%, 02/01/15                                      100            92
                                                  -----------   -----------
  TOTAL COMMERCIAL SERVICES                                             747
                                                                ===========
  COMPUTER SYSTEM DESIGN & SERVICES
  [0.4%]
  Activant Solutions
    9.500%, 05/01/16                                      100            79
  Unisys
    12.500%, 01/15/16                                      65            65
                                                  -----------   -----------
  TOTAL COMPUTER SYSTEM DESIGN & SERVICES                               144
                                                                ===========
  CONGLOMERATE [0.3%]
  KAR Holdings
    8.750%, 05/01/14                                      100            87
                                                  ===========   ===========
  CONSUMER PRODUCTS & SERVICES [4.8%]
  Central Garden & Pet
    9.125%, 02/01/13                                      100            87
  Jarden
    7.500%, 05/01/17                                       75            65
  Johnsondiversey Holdings (D)
    10.670%, 05/15/13                                     200           199
  Johnsondiversey, Ser B
    9.625%, 05/15/12                                      150           151
  Libbey Glass (C)
    9.928%, 06/01/11                                      100           103
  MSX International (A)
    12.500%, 04/01/12                                     100            77
  Prestige Brands
    9.250%, 04/15/12                                       90            90
  Sealy Mattress
    8.250%, 06/15/14                                      200           164
  Sotheby's (A)
    7.750%, 06/15/15                                      100            99
  Southern States Cooperative (A)
    10.500%, 11/01/10                                     200           204
  Spectrum Brands
    7.375%, 02/01/15                                      300           189
  Steinway Musical Instruments (A)
    7.000%, 03/01/14                                      100            92
  Visant Holding
    8.750%, 12/01/13                                      100            98
  Yankee Acquisition, Ser B
    9.750%, 02/15/17                                       50            36
                                                  -----------   -----------
  TOTAL CONSUMER PRODUCTS & SERVICES                                  1,654
                                                                ===========
  CONTAINERS & PACKAGING [2.5%]
  Aleris International
    10.000%, 12/15/16                                      50            37
  Crown Americas
    7.750%, 11/15/15                                      150           150
  Exopack Holding
    11.250%, 02/01/14                                     100            93
  Intertape Polymer US
    8.500%, 08/01/14                                      100            89
  Owens Brockway Glass Container
    6.750%, 12/01/14                                      150           150

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

High Yield Bond Fund

Description                                  Face Amount (000   Value (000)
-----------------------------------------   -----------------   -----------
   Plastipak Holdings (A)
      8.500%, 12/15/15                            $       100   $        92
   Solo Cup
      8.500%, 02/15/14                                    200           175
   Stone Container Finance
      7.375%, 07/15/14                                    100            80
                                                  -----------   -----------
   TOTAL CONTAINERS & PACKAGING                                         866
                                                                ===========

   DIVERSIFIED OPERATIONS [0.8%]
   Bombardier (A)
      8.000%, 11/15/14                                     75            77
   Trinity Industries
      6.500%, 03/15/14                                    200           194
                                                  -----------   -----------
   TOTAL DIVERSIFIED OPERATIONS                                         271
                                                                ===========

   EDUCATIONAL SERVICES [0.3%]
   Education Management
      10.250%, 06/01/16                                    60            55
      8.750%, 06/01/14                                     60            56
                                                  -----------   -----------
   TOTAL EDUCATIONAL SERVICES                                           111
                                                                ===========

   ELECTRIC UTILITIES [4.4%]
   AES
      8.000%, 10/15/17                                    100            98
      8.000%, 06/01/20 (A)                                 50            48
   Allegheny Energy Supply
      7.800%, 03/15/11                                    200           205
   Aquila
      7.625%, 11/15/09                                    100           103
   Calpine Generating (C)(E)
      11.070%, 04/01/10                                   200            11
   CMS Energy
      6.875%, 12/15/15                                    150           148
   Edison Mission Energy
      7.000%, 05/15/17                                    150           140
   ESI Tractebel Acquisition, Ser B
      7.990%, 12/30/11                                     47            48
   Mirant North America
      7.375%, 12/31/13                                    150           149
   NRG Energy
      7.375%, 02/01/16                                    100            94
   PNM Resources
      9.250%, 05/15/15                                    100           103
   Reliant Energy
      7.625%, 06/15/14                                    200           195
   Sierra Pacific Resources
      8.625%, 03/15/14                                     70            73
   Teco Finance, MTN
      6.572%, 11/01/17                                    100            99
                                                  -----------   -----------
   TOTAL ELECTRIC UTILITIES                                           1,514
                                                                ===========

   ENERGY & POWER [0.9%]
   Aventine Renewable Energy Holdings
      10.000%, 04/01/17                                   100            62
   Dynegy Holdings
      7.750%, 06/01/19                                    100            91
      6.875%, 04/01/11                                    100            99
   VeraSun Energy
      9.375%, 06/01/17                                    100            51
                                                  -----------   -----------
   TOTAL ENERGY & POWER                                                 303
                                                                ===========

   ENTERTAINMENT & GAMING [10.2%]
   AMC Entertainment
      11.000%, 02/01/16                                   100           99
   Buffalo Thunder Development
      Authority (A)
      9.375%, 12/15/14                                     75            50
   CCM Merger (A)
      8.000%, 08/01/13                                    175           149
   Choctaw Resort Development
      Enterprise (A)
      7.250%, 11/15/19                                    188           158
   Chukchansi Economic Development
      Authority (A)
      8.000%, 11/15/13                                    150           129
   Circus & Eldorado Joint Venture/Silver
      Legacy Capital
      10.125%, 03/01/12                                   150           144
   Fontainebleau Las Vegas Holdings (A)
      10.250%, 06/15/15                                   150            97
   Gaylord Entertainment
      8.000%, 11/15/13                                    100            96
   Greektown Holdings (A)(E)
      10.750%, 12/01/13                                   125            93
   Herbst Gaming (E)
      8.125%, 06/01/12                                    150            23
   Indianapolis Downs & Capital (A)
      11.000%, 11/01/12                                   100            91
   Inn of the Mountain Gods Resort &
      Casino
      12.000%, 11/15/10                                   150           129
   Isle of Capri Casinos
      7.000%, 03/01/14                                    200           141
   Jacobs Entertainment
      9.750%, 06/15/14                                     75            56
   Mashantucket Western Pequot Tribe (A)
      8.500%, 11/15/15                                    170           150
   MGM Mirage
      8.500%, 09/15/10                                    200           198
      6.750%, 09/01/12                                    100            90
      6.000%, 10/01/09                                    100            98
   Mohegan Tribal Gaming Authority
      7.125%, 08/15/14                                    150           125
   MTR Gaming Group, Ser B
      9.750%, 04/01/10                                    200           200
   OED/Diamond Jo
      8.750%, 04/15/12                                    100            91
   Penn National Gaming
      6.875%, 12/01/11                                    100           100
   San Pasqual Casino (A)
      8.000%, 09/15/13                                    100            91
   Scientific Games
      6.250%, 12/15/12                                    100            96
   Seminole Hard Rock
      Entertainment (A)(C)
      5.276%, 03/15/14                                    100            84
   Seneca Gaming
      7.250%, 05/01/12                                    100            94
   Shingle Springs Tribal Gaming Authority (A)
      9.375%, 06/15/15                                    100            81

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

High Yield Bond Fund

Description                                 Face Amount (000)   Value (000)
-----------------------------------------   -----------------   -----------
   Snoqualmie Entertainment
    Authority (A)(C)
      6.936%, 02/01/14                            $       100   $        74
   Speedway Motorsports
      6.750%, 06/01/13                                    100            98
   Tunica-Biloxi Gaming Authority (A)
      9.000%, 11/15/15                                    125           121
   Waterford Gaming (A)
      8.625%, 09/15/14                                     92            89
   Wynn Las Vegas Capital
      6.625%, 12/01/14                                    175           160
                                                  -----------   -----------
   TOTAL ENTERTAINMENT & GAMING                                       3,495
                                                                ===========

   FINANCIAL SERVICES [2.0%]
   Ford Motor Credit
      7.375%, 10/28/09                                    200           182
      7.375%, 02/01/11                                    200           162
   GMAC
      6.875%, 08/28/12                                    100            69
      6.750%, 12/01/14                                    425           281
                                                  -----------   -----------
   TOTAL FINANCIAL SERVICES                                             694
                                                                ===========

   FOOD, BEVERAGE & TOBACCO [2.5%]
   Alliance One International
      8.500%, 05/15/12                                     75            70
   Beverages & More (A)
      9.250%, 03/01/12                                    100            97
   Chiquita Brands International
      7.500%, 11/01/14                                    100            81
   Constellation Brands
      8.375%, 12/15/14                                    150           152
   Del Monte
      8.625%, 12/15/12                                     50            51
   Land O' Lakes
      8.750%, 11/15/11                                    100           101
   Leiner Health Products (E)
      11.000%, 06/01/12                                   100             2
   Le-Nature's (A) (E)
      9.000%, 06/15/13                                    150            33
   National Beef Packing
      10.500%, 08/01/11                                   100            92
   Pilgrim's Pride
      8.375%, 05/01/17                                    100            74
   Smithfield Foods, Ser B
      8.000%, 10/15/09                                    100           100
                                                  -----------   -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                       853
                                                                ===========

   GAS/NATURAL GAS [2.2%]
   Colorado Interstate Gas
      6.800%, 11/15/15                                    150           153
   El Paso
      7.000%, 05/15/11                                    275           276
      7.000%, 06/15/17                                    150           147
   Targa Resources
      8.500%, 11/01/13                                    200           196
                                                  ===========   ===========
   TOTAL GAS/NATURAL GAS                                                772
                                                                ===========

   INSURANCE [0.3%]
   USI Holdings (A)(C)
      6.551%, 11/15/14                                    125           104
                                                  ===========   ===========
   MACHINERY [1.4%]
   Baldor Electric
      8.625%, 02/15/17                                    125           126
   H&E Equipment Services
      8.375%, 07/15/16                                    100            87
   Terex
      8.000%, 11/15/17                                     75            74
      7.375%, 01/15/14 (B)                                100            99
   Trimas
      9.875%, 06/15/12                                    115           101
                                                  -----------   -----------
   TOTAL MACHINERY                                                      487
                                                                ===========

   MEDICAL PRODUCTS & SERVICES [2.3%]
   Advanced Medical Optics
      7.500%, 05/01/17                                    100            92
   Bio-Rad Laboratories
      7.500%, 08/15/13                                    100           100
   Community Health Systems
      8.875%, 07/15/15                                    150           151
   HCA
      9.250%, 11/15/16                                     50            52
      5.750%, 03/15/14                                    100            83
   ReAble Therapeutics Finance (A)
      10.875%, 11/15/14                                    25            25
   Tenet Healthcare
      9.250%, 02/01/15                                    200           196
   Vanguard Health Holding II
      9.000%, 10/01/14                                    100            99
                                                  -----------   -----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                    798
                                                                ===========

   METALS & MINING [1.6%]
   American Rock Salt
      9.500%, 03/15/14                                    150           158
   Freeport-McMoRan Copper & Gold
      8.250%, 04/01/15                                    125           131
   Noranda Aluminium Acquisition (C)
      6.828%, 05/15/15                                    150           129
   Novelis
      7.250%, 02/15/15                                    150           142
                                                  -----------   -----------
   TOTAL METALS & MINING                                                560
                                                                ===========

   MISCELLANEOUS BUSINESS SERVICES [2.0%]
   Affinion Group
      11.500%, 10/15/15                                   150           149
   Allied Security Escrow
      11.375%, 07/15/11                                   150           129
   Carriage Services
      7.875%, 01/15/15                                    200           192
   Compagnie Generale de Geophysique
      7.500%, 05/15/15                                    100           100
   Lamar Media
      6.625%, 08/15/15                                    100            91
   MCBC Holdings (A)(C)
      9.086%, 10/15/14                                     50            40
                                                  -----------   -----------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                701
                                                                ===========

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

High Yield Bond Fund

Description                                 Face Amount (000)   Value (000)
-----------------------------------------   -----------------   -----------
   MISCELLANEOUS MANUFACTURING [2.8%]
   AGY Holding (A)
      11.000%, 11/15/14                                $  100       $    93
   Altra Industrial Motion
      9.000%, 12/01/11                                    100           102
   American Railcar Industries
      7.500%, 03/01/14                                     50            46
   Coleman Cable
      9.875%, 10/01/12                                    100            94
   Dresser-Rand Group
      7.375%, 11/01/14                                    133           131
   General Cable
      7.125%, 04/01/17                                    100            95
   Hawker Beechcraft Acquisition
      8.500%, 04/01/15                                    100           101
   Koppers Holdings (D)
      9.875%, 11/15/14                                    250           226
   MAAX (E)
      9.750%, 06/15/12                                    200             4
   Mueller Water Products (B)
      7.375%, 06/01/17                                    100            86
                                                  -----------   -----------
   TOTAL MISCELLANEOUS MANUFACTURING                                    978
                                                                ===========

   PAPER & RELATED PRODUCTS [3.4%]
   Abitibi-Consolidated of Canada (A)
      13.750%, 04/01/11                                   100           105
   Appleton Papers, Ser B
      9.750%, 06/15/14                                    100            93
   Catalyst Paper
      7.375%, 03/01/14                                    250           185
   Cellu Tissue Holdings
      9.750%, 03/15/10                                    100            95
   Domtar
      7.125%, 08/15/15                                    150           143
   Georgia-Pacific
      7.700%, 06/15/15                                    100            94
   Newark Group
      9.750%, 03/15/14                                    200           134
   Norampac Industries
      6.750%, 06/01/13                                    100            84
   Smurfit Kappa Funding
      7.750%, 04/01/15                                    150           137
   Verso Paper Holdings
      9.125%, 08/01/14                                    100            98
                                                  -----------   -----------
   TOTAL PAPER & RELATED PRODUCTS                                     1,168
                                                                ===========

   PETROLEUM & FUEL PRODUCTS [10.4%]
   Atlas Pipeline Partners
      8.125%, 12/15/15                                    200           196
   Chesapeake Energy
      6.875%, 01/15/16                                    100            97
      6.250%, 01/15/18                                    100            92
   Cimarex Energy
      7.125%, 05/01/17                                    100            98
   Clayton Williams Energy
      7.750%, 08/01/13                                    150           144
   Comstock Resources
      6.875%, 03/01/12                                    150           147
   Copano Energy (A)
      7.750%, 06/01/18                                    100            98
   Forest Oil
      8.000%, 12/15/11                                    100           103
   Frontier Oil
      6.625%, 10/01/11                                    150           148
   Helix Energy Solutions Group (A)
      9.500%, 01/15/16                                    100           103
   Linn Energy (A)
      9.875%, 07/01/18                                    100            99
   MarkWest Energy Partners, Ser B
      8.500%, 07/15/16                                    150           152
   Newfield Exploration
      6.625%, 09/01/14                                    150           141
   OPTI Canada
      7.875%, 12/15/14                                    100            99
   Pacific Energy Partners
      7.125%, 06/15/14                                    100           101
   Parker Drilling
      9.625%, 10/01/13                                    150           157
   Petroplus Finance (A)
      7.000%, 05/01/17                                    150           132
   Plains Exploration & Production
      7.750%, 06/15/15                                    150           151
   Pride International
      7.375%, 07/15/14                                    100           100
   Regency Energy Partners
      8.375%, 12/15/13                                     65            66
   SemGroup (A)
      8.750%, 11/15/15                                    175           170
   Southern Star Central
      6.750%, 03/01/16                                    100            95
   Southwestern Energy (A)
      7.500%, 02/01/18                                    100           103
   Swift Energy
      7.625%, 07/15/11                                    100           100
   Tesoro
      6.625%, 11/01/15                                    100            92
   Whiting Petroleum
      7.000%, 02/01/14                                    300           294
   Williams
      7.625%, 07/15/19                                     50            53
      6.375%, 10/01/10 (A)                                150           151
   Williams Partners
      7.250%, 02/01/17                                    100           100
                                                  -----------   -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                    3,582
                                                                ===========

   PRINTING & PUBLISHING [2.5%]
   Dex Media (D)
      9.000%, 11/15/13                                    200           143
   Dex Media West, Ser B
      8.500%, 08/15/10                                    100            99
   Idearc (B)
      8.000%, 11/15/16                                    150            94
   MediMedia USA (A)
      11.375%, 11/15/14                                    50            50
   R.H. Donnelley
      11.750%, 05/15/15 (A)                               168           154

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

High Yield Bond Fund

Description                                 Face Amount (000)   Value (000)
-----------------------------------------   -----------------   -----------
   R.H. Donnelley (continued)
      6.875%, 01/15/13                            $         3   $         2
   R.H. Donnelley, Ser A-2 Sheridan Group
      10.250%, 08/15/11                                   150           138
   Valassis Communications
      8.250%, 03/01/15                                    100            91
   Warner Music Group
      7.375%, 04/15/14                                    100            83
                                                  -----------   -----------
   TOTAL PRINTING & PUBLISHING                                          854
                                                                ===========

   REAL ESTATE [0.2%]
   Realogy
      10.500%, 04/15/14                                   100            70
                                                  ===========   ===========
   REAL ESTATE INVESTMENT TRUSTS [0.4%]
   Host Marriott, Ser O
      6.375%, 03/15/15                                    150           133
                                                  ===========   ===========
   RETAIL [4.2%]
   ACE Hardware (A)
      9.125%, 06/01/16                                    100            93
   Autonation (A)
      7.000%, 04/15/14                                    100            89
   Buffets (E)
      12.500%, 11/01/14                                   100             2
   Claire's Stores
      9.625%, 06/01/15                                    100            43
   Group 1 Automotive
      8.250%, 08/15/13                                    100            94
   Inergy (A)
      8.250%, 03/01/16                                    200           197
   Landry's Restaurants
      9.500%, 12/15/14                                    100            98
   Leslie's Poolmart
      7.750%, 02/01/13                                    100            93
   NPC International
      9.500%, 05/01/14                                    100            86
   OSI Restaurant Partners (A)
      10.000%, 06/15/15                                   100            65
   Penske Auto Group
      7.750%, 12/15/16                                    100            88
   Rare Restaurant Group (A)
      9.250%, 05/15/14                                    100            84
   Rite Aid
      8.125%, 05/01/10                                    100           101
   Sbarro
      10.375%, 02/01/15                                    50            43
   Sonic Automotive
      8.625%, 08/15/13                                     70            65
   Suburban Propane Partners
      6.875%, 12/15/13                                    100            94
   True Temper Sports
      8.375%, 09/15/11                                    150            97
                                                  -----------   -----------
   TOTAL RETAIL                                                       1,432
                                                                ===========

   RUBBER & PLASTIC [0.6%]
   Cooper Tire & Rubber
      8.000%, 12/15/19                                    100            87
   Cooper-Standard Automotive
      8.375%, 12/15/14                                     50            37
   Goodyear Tire & Rubber
      9.000%, 07/01/15                                     98            98
                                                  -----------   -----------
   TOTAL RUBBER & PLASTIC                                               222
                                                                ===========
   SEMI-CONDUCTORS [1.2%]
   Amkor Technology
      9.250%, 06/01/16                                    100            95
   Flextronics International
      6.250%, 11/15/14                                    100            94
   Freescale Semiconductor
      10.125%, 12/15/16                                   150           114
   Sensata Technologies
      8.000%, 05/01/14                                    100            92
                                                  -----------   -----------
   TOTAL SEMI-CONDUCTORS                                                395
                                                                ===========

   STEEL & STEEL WORKS [1.5%]
   AK Steel
      7.750%, 06/15/12                                    150           150
   ArcelorMittal USA
      6.500%, 04/15/14                                    150           152
   Gerdau Ameristeel
      10.375%, 07/15/11                                   100           104
   Ryerson (A)
      12.000%, 11/01/15                                    75            75
   Steel Dynamics (A)
      7.375%, 11/01/12                                     50            50
                                                  -----------   -----------
   TOTAL STEEL & STEEL WORKS                                            531
                                                                ===========

   TELEPHONES & TELECOMMUNICATIONS [4.9%]
   American Tower
      7.125%, 10/15/12                                    150           151
   Broadview Networks Holdings
      11.375%, 09/01/12                                   100            90
   Centennial Communications
      10.125%, 06/15/13                                   100           103
      8.125%, 02/01/14                                     50            50
   Cincinnati Bell (B)
      8.375%, 01/15/14                                    150           145
   Citizens Communications
      7.125%, 03/15/19                                    125           112
   Fairpoint Communications (A)
      13.125%, 04/01/18                                   100            98
   Level 3 Financing
      9.250%, 11/01/14                                    125           114
   MetroPCS Wireless
      9.250%, 11/01/14                                    100            96
   Nordic Telephone (A)
      8.875%, 05/01/16                                     50            49
   Qwest
      7.625%, 06/15/15                                    289           278
   Radio One
      8.875%, 07/01/11                                    100            85
   Rogers Wireless
      9.625%, 05/01/11                                    100           111
      7.250%, 12/15/12                                     50            53

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

High Yield Bond Fund

Description                                      Face Amount (000)/Shares   Value (000)
----------------------------------------------   ------------------------   -----------
   Time Warner Telecom Holdings
      9.250%, 02/15/14                                        $       100   $       102
   West
      11.000%, 10/15/16                                                55            46
                                                              -----------   -----------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                          1,683
                                                                            ===========

   TRANSPORTATION SERVICES [2.1%]
   Kansas City Southern Railway
      8.000%, 06/01/15                                                100           101
   Navios Maritime Holdings
      9.500%, 12/15/14                                                100           102
   Pegasus Solutions (A)
      10.500%, 04/15/15                                               100            75
   Ship Finance International
      8.500%, 12/15/13                                                200           204
   Stena
      7.000%, 12/01/16                                                200           191
   Swift Transportation (A)(C)
      10.426%, 05/15/15                                               200            64
                                                              -----------   -----------
   TOTAL TRANSPORTATION SERVICES                                                    737
                                                                            ===========

   WASTE DISPOSAL [1.0%]
   Allied Waste North America, Ser B
      7.125%, 05/15/16                                                225           224
   Waste Services
      9.500%, 04/15/14                                                100           101
                                                              -----------   -----------
   TOTAL WASTE DISPOSAL                                                             325
                                                                            ===========

      TOTAL CORPORATE BONDS
      (Cost $37,040)                                                             33,314
                                                                            ===========

COMMON STOCK [0.2%]
   BROADCASTING & CABLE [0.2%]
   Olympus * (B)(F)                                                 8,500             9
   Time Warner Cable, Cl A *                                        1,967            52
                                                              -----------   -----------
   TOTAL BROADCASTING & CABLE                                                        61
                                                                            ===========

   BUILDING & CONSTRUCTION SUPPLIES [0.0%]
   Dayton Superior *                                                  149             1
                                                              ===========   ===========
   PAPER & FOREST PRODUCTS [0.0%]
   Tembec *                                                         5,625            19
                                                              ===========   ===========
      TOTAL COMMON STOCK
      (Cost $221)                                                                   81
                                                                            ===========


Description                                             Face Amount (000)   Value (000)
----------------------------------------------   ------------------------   -----------
COMMERCIAL PAPER [0.2%]
   Hawker Beechcraf
      9.750%, 04/01/17                                        $        75   $        80
                                                              ===========   ===========
      TOTAL COMMERCIAL PAPER
      (Cost $80)                                                                     80
                                                                            ===========
      TOTAL INVESTMENTS [97.3%]
      (Cost $37,341) +                                                      $    33,475
                                                                            ===========


Percentages are based on Net Assets of $34,392 ($ Thousands).

+ At June 30, 2008, the tax basis cost of the Fund's investments was $37,341 ($ Thousands), and the unrealized appreciation and depreciation were $230 ($ Thousands) and $(4,096) ($ Thousands), respectively.

*     Non-income producing security.

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2008, the value of these securities amounted to $5,725(000), representing 16.6% of the net assets of the Fund.

(B) Securities considered illiquid. The total value of such securities as of June 30, 2008 was $914 (000) and represents 2.7% of Net Assets.

(C) Floating Rate Security - The rate reported is the rate in effect on June, 30, 2008.

(D) Step Bond -- The rate reported is the rate in effect on June 30, 2008. The coupon on a step bond changes on a specific date.

(E) In default on interest payments. Rate shown represents the last coupon rate prior to default.

(F)   Security is fair valued..

Cl    -- Class

MTN   -- Medium Term Note

Ser   -- Series

Amounts designated as "-" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Prime Money Market Fund

Description                                  Face Amount (000)   Value (000)
-----------------------------------------    -----------------   -----------
COMMERCIAL PAPER (C) [58.0%]
 AGRICULTURAL PRODUCTS [1.2%]
 Archer Daniels (A)
  2.830%, 07/21/08                                 $    27,800   $    27,757
                                                   ===========   ===========

 BANKS [33.8%]
 ANZ National International (A)
  2.830%, 11/19/08                                      50,000        49,454
 Bank of America
  2.630%, 09/11/08                                      50,000        49,740
 Bank of Ireland (A)
  3.029%, 07/07/08                                      50,000        49,975
 Bank of Nova Scotia
  2.689%, 08/06/08                                      60,000        59,840
 Bayerische Landesbank
  3.018%, 11/12/08                                      50,000        49,445
 BNP Paribas
  2.936%, 07/08/08                                      50,000        49,972
 Depfa Bank (A)
  2.943%, 08/19/08                                      50,000        49,803
 HSBC USA
  2.634%, 10/08/08                                      50,000        49,641
 Landesbank Baden-Wuerttemberg
  2.478%, 07/28/08                                      50,000        49,907
  2.890%, 09/19/08                                      50,000        50,001
 Lloyds TSB Bank
  2.823%, 09/25/08                                      50,000        49,667
 Natexis (A)
  2.964%, 07/07/08                                      50,000        49,976
 Rabobank USA
  2.516%, 09/03/08                                      50,000        49,778
 UBS Finance
  2.535%, 07/16/08                                      50,000        49,947
 Wells Fargo
  2.363%, 08/26/08                                      50,000        49,817
 Westpac Banking
  2.831%, 01/02/09                                      40,000        40,000
                                                   -----------   -----------
 TOTAL BANKS                                                         796,963
                                                                 ===========

 FINANCE AUTO LOANS [2.6%]
 Toyota Motor Credit
  2.643%, 08/28/08                                      60,000        59,747
                                                   ===========   ===========

 FINANCIAL SERVICES [8.4%]
 AIG Funding
  3.046%, 12/09/08                                      50,000        49,329
 American Express
  2.500%, 09/17/08                                      50,000        49,733
 Dexia Delaware
  2.903%, 07/29/08                                      50,000        49,888
 General Elelctric Capital
  2.625%, 10/30/08                                      50,000        49,566
                                                   -----------   -----------
 TOTAL FINANCIAL SERVICES                                            198,516
                                                                 ===========

 PERSONAL CREDIT INSTITUTION [2.0%]
 ING Funding
  2.665%, 09/08/08                                      48,200        47,957
                                                   ===========   ===========
 PHARMACEUTICALS [1.6%]
 Astrazeneca (A)
  2.994%, 07/31/08                                      37,570        37,477
                                                   ===========   ===========

 SECURITY BROKERS & DEALERS [8.4%]
 Citigroup Funding
  2.664%, 09/04/08                                      50,000        49,761
 JPMorgan Chase
  2.689%, 12/17/08                                      50,000        49,378
 Merrill Lynch
  3.031%, 09/18/08                                      50,000        49,673
 Morgan Stanley
  2.881%, 08/27/08                                      50,000        49,774
                                                   -----------   -----------
 TOTAL SECURITY BROKERS & DEALERS                                    198,586
                                                                 ===========
  TOTAL COMMERCIAL PAPER
  (Cost $1,367,003)                                                1,367,003
                                                                 ===========

CORPORATE BONDS [8.4%]
 BANKS [6.4%]
 Barclays (B)
  2.740%, 02/05/09                                      50,000        50,000
 National Australian Bank, MTN (A)(B)
  2.919%, 02/19/09                                      50,000        50,000
 US Bank, MTN (B)
  2.577%, 06/15/09                                      50,000        50,000
                                                   -----------   -----------
 TOTAL BANKS                                                         150,000
                                                                 ===========

 FINANCIAL SERVICES [1.5%]
 American Honda, MTN (A)(B)
  2.914%, 02/05/09                                      35,000        35,000
                                                   ===========   ===========

 SECURITY BROKERS & DEALERS [0.5%]
 Credit Suisse USA
  3.875%, 01/15/09                                      13,041        13,070
                                                   ===========   ===========
  TOTAL CORPORATE BONDS
  (Cost $198,070)                                                    198,070
                                                                 ===========

U.S. GOVERNMENT AGENCY OBLIGATIONS [2.3%]
 FHLB
  5.125%, 07/23/08                                       8,275         8,277
 FHLB DN (C)
  3.863%, 12/23/08                                      47,729        46,866
                                                   ===========   ===========
  TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (Cost $55,143)                                                      55,143
                                                                 ===========

CERTIFICATES OF DEPOSIT [13.3%]
 Bank of Ireland
  2.750%, 01/26/09                                      50,000        50,000
 Calyon
  2.620%, 08/18/08                                      50,000        50,001
 Deutsche Bank
  2.550%, 07/30/08                                      50,000        50,000
 Royal Bank of Scotland
  2.720%, 09/23/08                                      60,000        60,001

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Prime Money Market Fund

Description                                           Face Amount (000)/Shares      Value (000)
--------------------------------------------------    ------------------------     -------------
 Toronto Dominion Bank
  2.610%, 10/20/08                                               $      53,500     $      53,524
 Wachovia Bank
  2.800%, 09/25/08                                                      50,000            50,000
                                                                 =============     =============
  TOTAL CERTIFICATES OF DEPOSIT
  (Cost $313,526)                                                                        313,526

                                                                                   =============

CASH EQUIVALENT [0.3%]
 Goldman Sachs Financial Square Funds -
  Government Fund, 2.310% *                                          5,917,544             5,918
                                                                 =============     =============
  TOTAL CASH EQUIVALENT
  (Cost $5,918)                                                                            5,918
                                                                                   =============

REPURCHASE AGREEMENTS (D) [17.8%]
 Banc of America 2.250%, dated
  06/30/08, repurchased on 07/01/08, repurchase
  price $100,006,250 (collateralized by
  U.S. Government obligations, ranging in par value
  $38,895,000-$62,760,000, 2.190%-2.620%,
  01/23/09-03/05/09, with total market value
  $102,0003,956)                                                       100,000           100,000
 Barclays 2.300%, dated 06/30/08, repurchased on
  07/01/08 repurchase price $119,207,616
  (collateralized by U.S. Government obligations,
  ranging in par value $12,000,000-$109,124,000,
  4.230%-5.210%,05/07/13-03/03/23, with total
  market value $121,584,765)                                           119,200           119,200
 Deutsche Bank 2.500%, dated 06/30/08,
  repurchased on 07/01/08 repurchase price
  $100,006,944 (collateralized by U.S. Government
  obligations, ranging in par value
  $7,053,000-$65,545,000, 4.625%-5.625%,
  11/10/08-04/10/15, with total market
  value $102,000,184)                                                  100,000           100,000
 JPMorgan Chase 2.000%, dated
  repurchased on 07/01/08 repurchase price
  $100,005,556 (collateralized by U.S. Government
  obligations, ranging in par value
  $1,670,000-$80,210,000, 5.625%-8.125%,
  11/24/08-09/17/30, with total market
  value $102,003,445)                                                  100,000           100,000
                                                                 =============     =============
  TOTAL REPURCHASE AGREEMENTS
  (Cost $419,200)                                                                        419,200
                                                                                   =============
  TOTAL INVESTMENTS [100.1%]
  (Cost $2,358,860) +                                                              $   2,358,860
                                                                                   =============

----------
Percentages are based on Net Assets of $2,356,912 ($ Thousands).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

*     The rate shown represents the 7-day effective yield as of June 30, 2008.

(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2008, the value of these securities amounted to $349,442 (000), representing 14.8% of the net assets of the Fund.

(B) Floating Rate Security - The rate reported is the rate in effect on June, 30, 2008.

(C)   The rate reported is the effective yield at time of purchase.

(D)   Tri-Party Repurchase Agreement.

DN -- Discount Note

FHLB -- Federal Home Loan Bank

MTN -- Medium Term Note

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

Government Money Market Fund

Description                                            Face Amount (000)     Value (000)
--------------------------------------------------     -----------------    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [71.3%]
 Farmer Mac DN (B)
   2.214%, 07/11/08                                        $      50,000    $     49,969
   2.092%, 10/14/08                                               50,000          49,698
 FFCB
   3.375%, 07/15/08                                               12,000          11,992
 FHLB
   2.700%, 07/07/08                                               50,000          50,000
   2.700%, 07/08/08                                               50,000          50,007
   5.000%, 07/16/08                                               25,000          25,005
   5.125%, 07/23/08                                               50,000          50,012
   2.600%, 08/06/08                                               25,000          25,000
   5.125%, 08/08/08                                              100,000         100,159
   5.250%, 08/14/08                                               97,725          98,025
   2.589%, 08/15/08 (A)                                           20,000          20,002
   3.875%, 08/22/08                                               50,000          50,095
   5.800%, 09/02/08                                               75,005          75,446
   2.200%, 10/09/08                                               49,475          49,475
   5.250%, 12/24/08                                               40,000          40,399
   2.500%, 01/22/09                                               50,000          50,037
   3.050%, 06/18/09                                               30,000          30,000
   2.900%, 06/30/09                                               30,000          30,000
 FHLB DN (B)
   2.085%, 07/02/08                                              123,795         123,788
   2.150%, 07/09/08                                               39,748          39,729
   2.184%, 07/14/08                                               50,000          49,961
   2.203%, 07/18/08                                               50,000          49,948
   2.206%, 07/24/08                                              100,000          99,860
   2.234%, 07/25/08                                               50,000          49,926
   2.206%, 07/29/08                                               50,000          49,914
   2.563%, 08/13/08                                               50,000          49,849
   2.309%, 08/22/08                                               50,000          49,834
   2.213%, 09/08/08                                               50,000          49,789
   2.051%, 09/19/08                                               49,000          48,779
   2.510%, 10/20/08                                               50,000          49,616
 FHLMC, MTN
   2.300%, 04/01/09                                               33,760          33,750
   2.450%, 04/09/09                                               50,000          50,000
 FHLMC DN (B)
   2.292%, 07/03/08                                               50,000          49,994
   2.060%, 07/28/08                                               50,000          49,923
   2.280%, 08/29/08                                               50,000          49,814
   2.364%, 09/15/08                                               50,000          49,752
   3.522%, 11/10/08                                               50,000          49,373
 FNMA
   4.000%, 07/25/08                                               14,500          14,492
   4.500%, 08/15/08                                               52,550          52,694
   5.000%, 09/15/08                                               47,565          47,616
 FNMA DN (B)
   2.239%, 08/20/08                                               50,000          49,845
   2.260%, 08/25/08                                               50,000          49,828
   2.260%, 08/26/08                                               50,000          49,825
   2.260%, 08/27/08                                               50,000          49,822
   2.226%, 09/30/08                                               50,000          49,721
                                                           =============    ============
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $2,262,763)                                                           2,262,763
                                                                            ------------
REPURCHASE AGREEMENTS (C) [28.4%]
 Bank of America 2.250%, dated
   06/30/08, to be repurchased on 07/01/08,
   repurchase price $200,012,500 (collateralized
   by U.S.Government obligations, ranging in par
   value $68,115,000-$138,260,000, 2.190%-3.750%,
   01/23/09-06/28/13, with total market value
   $204,000,394)                                                 200,000         200,000
 Barclays 2.300%, dated 06/30/08, to be
   repurchased
   on 07/01/08, repurchase price $151,409,673
   (collateralized by a FNMA obligation par value
   $154,106,000, 5.400%, 12/14/22, with total
   market value $154,428,082)                                    151,400         151,400
 Deutsche Bank 2.500%, dated 06/30/08, to be
   repurchased on 07/01/08, repurchase price
   $200,013,889 (collateralized by U.S. Government
   obligations, ranging in par value $15,096,000-
   $90,500,000, 3.750%-5.250%, 08/18/09-03/15/16,
   with total market value $204,000,681)                         200,000         200,000
 JPMorgan Chase 2.000%, dated 06/30/08, to be
   repurchased on 07/01/08,repurchase price
   $150,008,333 (collateralized by U.S.Government
   obligations, ranging in par value $5,000-
   $63,020,000, 7,625%-9.375%, 07/15/18-04/15/30,
   with total market value $153,002,399)                         150,000         150,000
 UBS Warburg 2.400%, dated 06/30/08, to be
   repurchased on 07/01/08, repurchase price
   $200,013,333 (collateralized by a FNMA obligation
   par value $204,025,000,5.000% 07/01/10, with
   total market value $204,004,594)                              200,000         200,000
                                                           =============    ============
   TOTAL REPURCHASE AGREEMENTS
   (Cost $901,400)                                                               901,400
                                                                            ============
   TOTAL INVESTMENTS [99.7%]
   (Cost $3,164,163) +                                                      $  3,164,163
                                                                            ============

----------
Percentages are based on Net Assets of $3,172,658 ($ Thousands).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Security - The rate reported is the rate in effect on June, 30, 2008.

(B)   The rate reported is the effective yield at time of purchase.

(C)   Tri-Party Repurchase Agreement.

DN -- Discount Note

Farmer Mac -- Federal Agricultural Mortgage Corporation

FFCB -- Federal Farm Credit Bank

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

MTN -- Medium Term Note

For information on the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

California Tax Exempt Money Market Fund

Description                                             Face Amount (000)   Value (000)
-----------------------------------------------------   -----------------   -----------
MUNICIPAL BONDS [97.8%]
 CALIFORNIA [89.7%]
 ABAG, Finance Authority for Non-Profit Corporations,
  Public Policy Institute,Ser A, RB (A) (B) (C)
  1.500%, 11/01/31                                         $        2,870   $     2,870
 ABAG, Finance Authority for Non-Profit
  Corporations, Ser C,COP (A) (B) (C)
  2.160%, 10/01/27                                                  7,820         7,820
 ABAG, Finance Authority for Non-Profit
  Corporations, Ser D, COP (A) (B) (C)
  2.160%, 10/01/27                                                  6,310         6,310
 Anaheim, Multi-Family Housing Authority, Heritage
  Village Apartments Project, Ser A, RB (B) (C) (E)
  1.330%, 07/15/33                                                  4,685         4,685
 Berkeley, YMCA Project, RB (A) (B) (C)
  1.350%, 06/01/23                                                  1,730         1,730
 California State, Bay Area Governments Association,
  Windemere Ranch Assessment Project, Ser 1, SAB
  Pre-Refunded @ 102 (D)
  7.300%, 09/02/08                                                  9,865        10,128
 California State, Bay Area Toll Authority, San
  Francisco Bay Area Project, Ser A-1, RB (B) (C)
  1.310%, 04/01/45                                                 12,000        12,000
 California State, Community College Financing
  Authority, Ser A, TRAN
  3.500%, 06/30/09                                                 10,000        10,171
 California State, Daily Kindergarten
  University Project, Ser A-1, GO (A) (B) (C)
  1.700%, 05/01/34                                                 10,000        10,000
 California State, Daily Kindergarten University
  Project, Ser A-2, GO (A) (B) (C)
  1.450%, 05/01/34                                                  3,000         3,000
 California State, Daily Kindergarten University
  Project, Ser A-3, GO (A) (B) (C)
  2.850%, 05/01/34                                                  4,100         4,100
 California State, Daily Kindergarten University
  Project, Ser A-5, GO (A) (B) (C)
  2.000%, 05/01/34                                                 10,200        10,200
 California State, Daily Kindergarten University
  Project, Ser B-3, GO (A) (B) (C)
  1.600%, 05/01/34                                                  1,200         1,200
 California State, Department of Water Resource &
  Power, Ser B-1, RB (A) (B) (C)
  1.450%, 05/01/22                                                  6,870         6,870
 California State, Department of Water Resource &
  Power, Ser B-6, RB (A) (B) (C)
  1.600%, 05/01/22                                                  2,525         2,525
 California State, Department of Water Resource &
  Power, Ser C-15, RB (A) (B) (C)
  1.200%, 05/01/22                                                  5,000         5,000
 California State, Department of Water Resource &
  Power, Ser C-7, RB, FSA (B) (C)
  1.300%, 05/01/22                                                 17,625        17,625
 California State, Department of Water Resource &
  Power, Sub-Ser F-1, RB (A) (B) (C)
  1.596%, 05/01/19                                                  2,300         2,300
 California State, Department of Water Resource &
  Power, Sub-Ser F-2, RB (A) (B) (C)
  1.750%, 05/01/20                                                 10,000        10,000
 California State, Department of Water Resource &
  Power, Sub-Ser F-3, RB (A) (B) (C)
  1.450%, 05/01/21                                                  1,600         1,600
 California State, Department of Water Resource &
  Power, Sub-Ser G-1, RB (A) (B) (C)
  1.180%, 05/01/11                                                    760           760
 California State, Department of Water Resource &
  Power, Sub-Ser G-3, RB, FSA (B) (C)
  1.300%, 05/01/16                                                 22,455        22,455
 California State, Department of Water Resource &
  Power, Sub-Ser G-4, RB, FSA (B) (C)
  1.570%, 05/01/16                                                 10,000        10,000
 California State, Department of Water Resource &
  Power, Sub-Ser I-1, RB (A) (B) (C)
  1.450%, 05/01/22                                                 11,500        11,500
 California State, Department of Water Resource &
  Power, Sub-Ser I-2, RB (A) (B) (C)
  1.450%, 05/01/22                                                  8,100         8,100
 California State, Economic Development Financing
  Authority, KQED Incorporated Project, RB (A)
  (B) (C)
  1.350%, 04/01/20                                                  1,335         1,335
 California State, Economic Recovery Authority, Ser
  C, GO (B) (C)
  2.160%, 07/01/23                                                 11,335        11,335
 California State, Economic Recovery Authority, Ser
  C-1, GO (B) (C)
  2.850%, 07/01/23                                                 21,470        21,470
 California State, Economic Recovery Authority, Ser
  C-16, GO, FSA (B) (C)
  1.250%, 07/01/23                                                 19,250        19,250
 California State, Economic Recovery Authority, Ser
  C-4, GO (B) (C)
  1.450%, 07/01/23                                                 16,080        16,080
 California State, Educational Facilities Authority,
  Chapman University Project, RB (A) (B) (C)
  1.350%, 12/01/30                                                  1,000         1,000

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

California Tax Exempt Money Market Fund

Description                                 Face Amount (000)   Value (000)
-----------------------------------------   -----------------   -----------
 California State, Educational Facilities
  Authority, Pitzer College Project,
  Ser B, RB (A) (B) (C)
  1.300%, 04/01/45                                 $    3,400   $     3,400
 California State, Educational Facilities
  Authority, Stanford University Project,
  Ser S-4, RB (B) (C)
  1.300%, 11/01/50                                      2,700         2,700
 California State, Educational Facilities
  Authority, University of San Francisco
  Project, RB (A) (B) (C)
  1.300%, 05/01/30                                      5,000         5,000
 California State, GO
  Pre-Refunded @ 100 (D)
  5.100%, 02/01/09                                      6,000         6,111
 California State, Health Facilities
  Financing Authority, Adventist
  Health Systems Project, Ser B,
  RB (A) (B) (C)
  1.800%, 09/01/25                                      4,400         4,400
 California State, Health Facilities
  Financing Authority, Catholic
  Healthcare West Project, Ser E,
  RB (A) (B) (C)
  1.280%, 07/01/25                                     15,000        15,000
 California State, Infrastructure &
  Economic Authority, Contemporary
  Jewish Museum Project,
  RB (A) (B) (C)
  2.300%, 12/01/36                                      5,000         5,000
 California State, Infrastructure &
  Economic Authority, India
  Community Center Project,
  RB (A) (B) (C)
  2.300%, 12/01/36                                      1,700         1,700
 California State, Infrastructure &
  Economic Authority, J Paul Getty
  Trust Project, Ser B, RB (B) (C)
  1.450%, 05/01/16                                      8,210         8,210
 California State, Infrastructure &
  Economic Authority, J Paul Getty
  Trust Project, Ser B, RB (B) (C)
  1.900%, 04/01/33                                     13,425        13,425
 California State, Infrastructure &
  Economic Authority, J Paul Getty
  Trust Project, Ser D, RB (B) (C)
  1.450%, 04/01/33                                      3,700         3,700
 California State, Ser A-1,
  GO (A) (B) (C)
  2.850%, 05/01/33                                      5,000         5,000
 California State, Ser A-2,
  GO (A) (B) (C)
  2.000%, 05/01/33                                     21,050        21,050
 California State, Ser A-3,
  GO (A) (B) (C)
  2.160%, 05/01/33                                     16,100        16,100
 California State, Ser B, Sub-Ser B-6,
  GO (A) (B) (C)
  1.700%, 05/01/40                                     34,280        34,280
 California State, Ser B, Sub-Ser B-7,
  GO (A) (B) (C)
  1.700%, 02/01/40                                     22,375        22,375
 California State, Ser B-1,
  GO (A) (B) (C)
  1.280%, 05/01/33                                      7,000         7,000
 California State, Ser B-3,
  GO (A) (B) (C)
  1.350%, 05/01/33                                      6,100         6,100
 California State, Ser C-2,
  GO (A) (B) (C)
  1.500%, 05/01/33                                      7,700         7,700
 California State, Sub-Ser B-3,
  GO (A) (B) (C)
  1.050%, 05/01/40                                      3,145         3,145
 California State, Sub-Ser B-4,
  GO (A) (B) (C)
  1.300%, 05/01/40                                      6,880         6,880
 California State, Weekly Kindergarten
  University Project, Ser A-7,
  GO (A) (B) (C)
  1.320%, 05/01/34                                      1,895         1,895
 California State, Weekly Kindergarten
  University Project, Ser A-8,
  GO (A) (B) (C)
  1.250%, 05/01/34                                     16,500        16,500
 California State, Weekly Kindergarten
  University Project, Ser B-5,
  GO (A) (B) (C)
  1.220%, 05/01/34                                     11,825        11,825
 California Statewide, Communities
  Development Authority, Masters
  College Project, RB (A) (B) (C)
  1.350%, 02/01/37                                      3,000         3,000
 California Statewide, Communities
  Development Authority, North
  Peninsula Jewish Project,
  RB (A) (B) (C)
  2.300%, 07/01/34                                      6,100         6,100
 California Statewide, Communities
  Development Authority, Park
  Century School Project,
  RB (A) (B) (C)
  1.350%, 11/01/32                                      4,000         4,000
 East Bay, Municipal Utilities District
  Authority, Sub-Ser A, RB,
  FSA (B) (C)
  1.270%, 06/01/25                                     20,310        20,310
 East Bay, Municipal Utilities District
  Authority, Sub-Ser A-1,
  RB (B) (C)
  1.050%, 06/01/38                                     10,000        10,000
 East Bay, Municipal Utilities District
  Authority, Sub-Ser C1,
  RB (B) (C)
  1.230%, 06/01/26                                      7,355         7,355
 East Bay, Municipal Utilities District
  Authority, Sub-Ser C2,
  RB (B) (C)
  1.250%, 06/01/26                                      5,000         5,000
 East Bay, Municipal Utilities District
  Authority, Sub-Ser C3,
  RB (B) (C)
  1.250%, 06/01/26                                      2,775         2,775

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

California Tax Exempt Money Market Fund

Description                                 Face Amount (000)   Value (000)
-----------------------------------------   -----------------   -----------
Eastern California, Municipal Water
 District, Ser B, COP,
 MBIA (B) (C)
 4.950%, 07/01/33                                  $      715   $       715
Fremont, Family Center Finance Project,
 COP (A) (B) (C)
 1.350%, 08/01/28                                       4,130         4,130
Fremont, Office Building Improvement
 & Fire Equipment Project,
 COP (A) (B) (C)
 1.350%, 08/01/30                                       3,280         3,280
Glendale, Police Building Project,
 COP (B) (C)
 1.280%, 06/01/30                                      13,800        13,800
Grant, Joint Union High School District,
 School Facility Bridge Funding
 Program, COP, FSA (B) (C)
 1.800%, 09/01/34                                       1,000         1,000
Huntington Beach, Union High School
 District, School Facility Bridge
 Funding Program, COP,
 FSA (B) (C)
 1.800%, 09/01/28                                       1,890         1,890
Irvine Ranch, Water District
 #140-240-105-250,
 GO (A) (B) (C)
 1.600%, 04/01/33                                       4,125         4,125
Irvine Ranch, Water District, Ser B,
 GO (A) (B) (C)
 2.850%, 05/01/37                                      16,000        16,000
Irvine, Improvement Board, Act 1915
 Project, District #03-19, Ser A,
 SAB (A) (B) (C)
 1.600%, 09/02/29                                       9,388         9,388
Irvine, Improvement Board, Act 1915
 Project, District #03-19, Ser B,
 SAB (A) (B) (C)
 2.300%, 09/02/29                                       3,629         3,629
Irvine, Improvement Board, Act 1915
 Project, District #04-20, Ser A,
 RB (A) (B) (C)
 1.600%, 09/02/30                                       6,760         6,760
Irvine, Improvement Board, Act 1915
 Project, District #05-21, Ser A,
 RB (A) (B) (C)
 2.300%, 09/02/31                                      19,430        19,430
Irvine, Improvement Board, Act 1915
 Project, District #07-22, Ser A,
 RB (A) (B) (C)
 2.300%, 09/02/32                                       9,950         9,950
Irvine, Improvement Board, Act 1915
 Project, District #85-7, Ser A, SAB,
 FSA (B) (C)
 2.300%, 09/02/32                                       6,755         6,755
Irvine, Improvement Board, Act 1915
 Project, District #87-8,
 SAB (A) (B) (C)
 1.600%, 09/02/24                                       5,889         5,889
Irvine, Improvement Board, Act 1915
 Project, District #89-10,
 SAB (A) (B) (C)
 1.610%, 09/02/15                                       5,375         5,375
Irvine, Improvement Board, Act 1915
 Project, District #97-17,
 SAB (A) (B) (C)
 1.600%, 09/02/23                                       7,150         7,150
Kern County, TRAN
 3.000%, 06/30/09                                      14,000        14,195
Lemon Grove, Multifamily Housing
 Authority, Hillside Terrace Project,
 Ser A, RB (B) (C) (E)
 1.320%, 02/15/31                                       4,955         4,955
Los Angeles County, Metropolitan
 Transportation Authority,
 Proposition C, Ser A, RB,
 MBIA (B) (C)
 7.000%, 07/01/20                                          40            40
Los Angeles County, Ser A, TRAN
 3.000%, 06/30/09                                      15,000        15,209
Los Angeles, Department of Water &
 Power, Sub-Ser B-1, RB (B) (C)
 1.230%, 07/01/35                                       7,000         7,000
Los Angeles, Department of Water &
 Power, Sub-Ser B-2, RB (B) (C)
 1.600%, 07/01/35                                      20,250        20,250
Los Angeles, Unified School District,
 Ser A, GO, FGIC
 Pre-Refunded @ 102 (D)
 5.000%, 07/01/08                                       1,000         1,020
Los Angeles, Unified School District,
 Ser A-1, TRAN
 4.000%, 12/29/08                                      17,500        17,572
Los Angeles, Wastewater Systems
 Authority, Sub-Ser F-2,
 RB (A) (B) (C)
 1.350%, 06/01/32                                       7,000         7,000
Los Angeles, Water & Power Resource
 Authority, Power System Project,
 Sub-Ser A-7, RB (B) (C)
 1.300%, 07/01/35                                      15,000        15,000
Los Angeles, Water & Power Resource
 Authority, Sub-Ser B-1,
 RB (B) (C)
 1.300%, 07/01/34                                       3,500         3,500
Los Angeles, Water & Power Resource
 Authority, Sub-Ser B-2,
 RB (B) (C)
 1.200%, 07/01/34                                      12,600        12,600
Los Angeles, Water & Power Resource
 Authority, Sub-Ser B-3,
 RB (B) (C)
 1.650%, 07/01/34                                      29,850        29,850
Los Angeles, Water & Power Resource
 Authority, Sub-Ser B-6,
 RB (B) (C)
 1.500%, 07/01/34                                      24,600        24,600
Los Angeles, Water & Power Resource
 Authority, Sub-Ser B-7,
 RB (B) (C)
 1.230%, 07/01/34                                       5,500         5,500
Metropolitan Water District, Southern
 California Waterworks Authority,
 Ser B-3, RB (C)
 2.160%, 07/01/35                                       2,600         2,600

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

California Tax Exempt Money Market Fund

Description                                 Face Amount (000)    Value (000)
-----------------------------------------   -----------------   ------------
Moorpark, Unified School District,
 Ser A, COP, FSA (B) (C)
 1.800%, 11/01/28                                  $    1,000   $     1,000
Oakland, Capital Equipment Project,
 COP (A) (B) (C)
 1.330%, 12/01/15                                       3,300         3,300
Oakland-Alameda County, Coliseum
 Project, Ser C-1, RB (A) (B) (C)
 1.350%, 02/01/25                                      15,000        15,000
Orange County, Apartment Development
 Authority, Riverbend Apartments
 Project, Ser B, RB (B) (C) (E)
 1.310%, 12/01/29                                       5,000         5,000
Orange County, Improvement Board Act,
 Assessment District No. 01-1, Ser A,
 SAB (A) (B) (C)
 1.600%, 09/02/33                                       1,624         1,624
Orange County, Sanitation District
 Authority, COP (B) (C)
 1.500%, 02/01/36                                      10,000        10,000
Orange County, Sanitation District
 Authority, Ser A, COP (B) (C)
 1.600%, 08/01/29                                      10,420        10,420
Orange County, Sanitation District
 Authority, Ser B, COP (B) (C)
 1.600%, 08/01/30                                      17,110        17,110
Orange County, Water District
 Authority, Ser A, COP (B) (C)
 1.280%, 08/01/42                                       2,800         2,800
Pasadena, Public Financing Authority,
 Rose Bowl Refinancing &
 Improvement Project,
 RB (A) (B) (C)
 1.050%, 12/01/23                                      17,425        17,425
Riverside County, Public Facilities
 Authority, Ser C, COP (A) (B) (C)
 1.500%, 12/01/15                                      13,500        13,500
Riverside, Unified School District,
 School Facility Bridge Funding
 Project, Ser C, COP, FSA (B) (C)
 1.800%, 09/01/27                                       1,610         1,610
Sacramento County, Sanitation District
 Authority, Sub-Ser B, RB (B) (C)
 2.300%, 12/01/37                                      10,000        10,000
Sacramento County, Sanitation District
 Authority, Sub-Ser E,
 RB (A) (B) (C)
 1.250%, 12/01/40                                       6,500         6,500
Sacramento County, Ser A, TRAN
 4.250%, 07/09/08                                       5,000         5,001
Sacramento County, TRAN
 4.500%, 07/09/08                                       6,400         6,401
San Diego County, Museum of Art
 Project, COP (A) (B) (C)
 1.350%, 09/01/30                                       1,400         1,400
San Diego County, Regional
 Transportation Commission, Ser B,
 RB (B) (C)
 1.200%, 04/01/38                                      13,650        13,650
San Diego County, Regional
 Transportation Commission, Ser C,
 RB (B) (C)
 1.230%, 04/01/38                                       5,000         5,000
San Diego, Unified School District,
 Ser A, TRAN
 4.500%, 07/22/08                                       6,000         6,003
San Francisco
 (City & County), Unified School
 District, TRAN
 4.000%, 11/14/08                                       4,000         4,010
San Francisco, Bay Area Transit
 Financing Authority, RB
 Pre-Refunded @ 101 (D)
 5.500%, 07/01/08                                       1,285         1,298
San Jose, Redevelopment Agency,
 Merged Area Redevelopment
 Project, Ser A, RB (A) (B) (C)
 1.260%, 07/01/26                                       7,750         7,750
San Jose-Santa Clara, Clean Water
 Financing Authority, RB,
 FSA (B) (C)
 1.250%, 11/15/20                                       6,500         6,500
Santa Clara County, Financing
 Authority, Multiple Facilities
 Projects, Ser M, RB (A) (B) (C)
 1.350%, 05/15/35                                      17,105        17,105
Santa Clara County, Financing
 Authority, VMC Facility
 Replacement Project, Ser B,
 RB (B) (C)
 1.350%, 11/15/25                                      13,475        13,475
Santa Clara Valley, Transportation
 Authority, Ser C, RB (B) (C)
 1.300%, 04/01/36                                       8,000         8,000
Santa Clara Valley, Transportation
 Authority, Ser D, RB (B) (C)
 1.350%, 04/01/36                                       6,000         6,000
Santa Clara, Electric Authority, Sub-Ser
 B, RB (A) (B) (C)
 1.280%, 07/01/27                                       5,000         5,000
Santa Cruz County, TRAN
 4.500%, 07/11/08                                       5,000         5,001
 3.000%, 07/06/09                                       5,000         5,066
Santa Monica-Malibu, Unified School
 District, Election of 2006 Project,
 Ser A, GO
 4.000%, 08/01/08                                       4,000         4,002
Sequoia, Unified High School District,
 TRAN
 4.250%, 07/03/08                                       3,000         3,000
Southern California, Metropolitan Water
 District Authority, Ser 1,
 RB (B) (C)
 1.600%, 07/01/35                                       15,900       15,900
Southern California, Metropolitan Water
 District Authority, Ser A,
 RB (B) (C)
 1.280%, 07/01/25                                       3,800         3,800
Southern California, Metropolitan Water
 District Authority, Ser B,
 RB (B) (C)
 1.300%, 07/01/27                                       4,200         4,200

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

California Tax Exempt Money Market Fund

Description                                 Face Amount (000)    Value (000)
-----------------------------------------   -----------------   ------------
Southern California, Metropolitan Water
 District Authority, Ser C-1,
 RB (B) (C)
 2.850%, 07/01/36                                  $   10,500   $     10,500
Southern California, Metropolitan Water
 District Authority, Ser C-1,
 RB (B) (C)
 1.500%, 07/01/30                                       5,000          5,000
Southern California, Metropolitan Water
 District Authority, Ser C-2,
 RB (B) (C)
 1.900%, 07/01/36                                       6,200          6,200
Southern California, Metropolitan Water
 District Authority, Ser C-3,
 RB (B) (C)
 1.220%, 07/01/30                                       8,395          8,395
Southern California, Metropolitan Water
 District Authority, Water Works
 Authorization Project, Ser B,
 RB (B) (C)
 1.300%, 07/01/28                                      10,135         10,135
Southern California, Public Power
 Authority, Southern Transmission
 Project, Ser A, RB, FSA (B) (C)
 1.700%, 07/01/23                                       6,000          6,000
Turlock, Irrigation District, Capital
 Improvement & Refunding Project,
 COP (A) (B) (C)
 1.500%, 01/01/31                                       9,760          9,760
Tustin, Improvement Board Act,
 Reassessment District No. 95-2-A,
 Ser A, SAB (A) (B) (C)
 1.600%, 09/02/13                                       8,050          8,050
Tustin, Unified School District,
 Community Facilities Project,
 District No. 97-1, Special Tax
 Pre-Refunded @ 102 (D)
 6.375%, 09/01/08                                       2,000          2,050
University of California, Regents
 Medical Center, Ser B-1,
 RB (B) (C)
 2.850%, 05/15/32                                       4,660          4,660
University of California, Regents
 Medical Center, Ser B-2,
 RB (B) (C)
 2.440%, 05/15/32                                       5,480          5,480
Ventura County, TRAN
 4.500%, 07/01/08                                       5,000          5,000
 3.500%, 07/01/09                                      10,000         10,187
Western Riverside County, Regional
 Wastewater Authority, Regional
 Wastewater Treatment Project,
 RB (A) (B) (C)
 1.600%, 04/01/28                                       1,400          1,400
                                                   ----------   ------------
TOTAL CALIFORNIA                                                   1,196,280
                                                                ============

CONNECTICUT [1.8%]
Connecticut State, Health & Educational
 Facility Authority, Yale University
 Project, Ser V-1, RB (B) (C)
 2.850%, 07/01/36                                      12,000         12,000
Connecticut State, Health & Educational
 Facility Authority, Yale University
 Project, Ser X-2, RB (B) (C)
 1.266%, 07/01/37                                       6,000          6,000
Connecticut State, Health & Educational
 Facility Authority, Yale University
 Project, Ser Y-3, RB (B) (C)
 2.850%, 07/01/35                                       6,300          6,300
                                                   ----------   ------------
TOTAL CONNECTICUT                                                     24,300
                                                                ============

ILLINOIS [1.0%]
Illinois State, Development Finance
 Authority, Museum Contemporary
 Art Project, RB (A) (B) (C)
 1.550%, 02/01/29                                       2,300          2,300
Illinois State, Finance Authority,
 Northwestern Memorial Project,
 Sub-Ser B-1, RB (B) (C)
 1.700%, 08/15/38                                       5,000          5,000
Illinois State, Finance Authority,
 Northwestern University Project,
 Sub-Ser A, RB (B) (C)
 1.600%, 12/01/34                                       4,600          4,600
University of Illinois, Auxiliary
 Facilities
 Systems Project, Ser B, RB,
 FSA (B) (C)
 1.520%, 04/01/35                                       1,000          1,000
                                                   ----------   ------------
TOTAL ILLINOIS                                                        12,900
                                                                ============

MASSACHUSETTS [2.9%]
Massachusetts State, Development
 Finance Agency, Harvard University
 Project, Ser B-2, RB (B) (C)
 1.200%, 07/15/36                                       8,000          8,000
Massachusetts State, Development
 Finance Agency, Harvard University
 Project, Ser HH, RB (B) (C)
 1.250%, 07/15/33                                       5,950          5,950
Massachusetts State, Health &
 Educational Facilities Authority,
 Harvard University Project, Ser R,
 RB (B) (C)
 1.550%, 11/01/49                                      10,045         10,045
Massachusetts State, Health &
 Educational Facilities Authority,
 Tufts University Project, Ser N-1,
 RB (B) (C)
 1.450%, 08/15/40                                      14,200         14,200
                                                   ----------   ------------
TOTAL MASSACHUSETTS                                                   38,195
                                                                ============

MICHIGAN [0.4%]
University of Michigan, Ser B,
 RB (B) (C)
 1.500%, 04/01/28                                       6,000          6,000
                                                   ==========   ============

                                CNI CHARTER FUNDS

Schedule of Investments
June 30, 2008 (Unaudited)

California Tax Exempt Money Market Fund

Description                                 Face Amount (000)    Value (000)
-----------------------------------------   -----------------   ------------
 NORTH CAROLINA [0.2%]
 North Carolina State, Educational
  Facilities Finance Agency, Charlotte
  Day School Project,
  RB (A) (B) (C)
  1.550%, 08/01/20                                 $    3,135   $      3,135
                                                   ==========   ============

 TEXAS [1.4%]
 University of Texas, Ser A, RB (B) (C)
  1.250%, 08/15/13                                      5,495          5,495
 University of Texas, Ser B, RB (B) (C)
  1.150%, 08/01/33                                     13,900         13,900
                                                   ----------   ------------
 TOTAL TEXAS                                                          19,395
                                                                ============

 VIRGINIA [0.4%]
 University of Virginia, Ser A,
  RB (B) (C)
  1.450%, 06/01/34                                      4,965          4,965
                                                   ==========   ============
  TOTAL MUNICIPAL BONDS
  (Cost $1,305,170)                                                1,305,170
                                                                ============

COMMERCIAL PAPER (F) [2.9%]
 California State, Educational Facilities
  Authority
  1.820%, 10/02/08                                     13,000         13,000
 California State, GO
  1.500%, 09/02/08                                     15,000         15,000
 Contra Costa, Water District Authority
  1.370%, 08/11/08                                     10,150         10,150
                                                   ==========   ============

  TOTAL COMMERCIAL PAPER
  (Cost $38,150)                                                      38,150
                                                                ============

  TOTAL INVESTMENTS [100.7%]
  (Cost $1,343,320) +                                           $  1,343,320
                                                                ============

Percentages are based on Net Assets of $1,334,327 ($ Thousands).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(B) Floating Rate Security - The rate reported is the rate in effect on June, 30, 2008.

(C) Put and Demand Feature - The date reported is the final maturity, not the next reset or put date.

(D)   Pre-Refunded Security - The maturity date shown is the pre-refunded date.

(E)   Securities are collateralized under an agreement from FHLMC/FNMA.

(F)   The rate reported is the effective yield at time of purchase.

ABAG -- Association of Bay Area Governments

COP -- Certificate of Participation

FGIC -- Federal Guaranty Insurance Company

FHLMC -- Federal Home Loan Mortgage Association

FNMA -- Federal National Mortgage Association

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

RB -- Revenue Bond

SAB -- Special Assessment Bond

Ser -- Series

TRAN -- Tax & Revenue Anticipation Note

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


                                CNI CHARTER FUNDS

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              CNI Charter Funds


By (Signature and Title)*                 /s/ Richard A. Weiss
                                          --------------------
                                          Richard A. Weiss, President & CEO

Date:  August 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Richard A. Weiss
                                          --------------------
                                          Richard A. Weiss, President & CEO

Date:  August 22, 2008

By (Signature and Title)*                 /s/ Eric Kleinschmidt
                                          ---------------------
                                          Eric Kleinschmidt, Controller & COO


Date:  August 22, 2008

* Print the name and title of each signing officer under his or her signature.